T. ROWE PRICE Multi-Strategy Total Return Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.2%
Government Bonds 0.2%
Republic of Angola, 8.00%, 11/26/29 (USD)  310,000 280
Republic of Angola, 8.75%, 4/14/32 (USD)  270,000 241
Total Angola (Cost $504) 521
ARGENTINA 0.2%
Common Stocks 0.1%
MercadoLibre (USD) (1) 269 517
517
Government Bonds 0.1%
YPF, 9.50%, 1/17/31 (USD)  195,000 207
207
Total Argentina (Cost $609) 724
AUSTRALIA 0.0%
Common Stocks 0.0%
Vast Solar, Warrants, 6/29/28 (USD) (1) 25,200 2
Total Australia (Cost $1) 2
AUSTRIA 0.1%
Corporate Bonds 0.1%
Benteler International, 10.50%, 5/15/28 (USD) (2) 295,000 312
Total Austria (Cost $312) 312
BRAZIL 1.7%
Corporate Bonds 0.4%
CSN Resources, 5.875%, 4/8/32 (USD) (3) 385,000 318
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 284
Raizen Fuels Finance, 5.70%, 1/17/35 (USD) (2) 200,000 186
Raizen Fuels Finance, 6.45%, 3/5/34 (USD)  220,000 217
Samarco Mineracao, 9.00%, 6/30/31, (9.00% PIK) (USD) (4) 266,604 258
1,263
Government Bonds 1.3%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  18,817,000 2,797
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  5,560,000 784

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Brazil, 6.00%, 10/20/33 (USD) (3) 345,000 331
Republic of Brazil, 6.125%, 3/15/34 (USD)  230,000 221
4,133
Total Brazil (Cost $5,738) 5,396
CANADA 0.3%
Asset-Backed Securities 0.0%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (2) 305,000 205
205
Common Stocks 0.1%
Constellation Software, Warrants, 3/31/40 (1)(5) 12 —
Shopify, Class A (USD) (1) 2,719 318
318
Convertible Bonds 0.0%
Kardium, Acquisition Date: 5/31/24, Cost $1, 10.00%,
12/31/26 (USD) (1)(5)(6) 700 1
1
Corporate Bonds 0.2%
Rogers Communications, 2.95%, 3/15/25 (USD)  53,000 53
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (USD) (2)(7) 300,000 308
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (7) 200,000 208
569
Total Canada (Cost $926) 1,093
CHILE 0.8%
Corporate Bonds 0.4%
AES Andes, VR, 8.15%, 6/10/55 (USD) (2)(7) 490,000 503
Agrosuper, 4.60%, 1/20/32 (USD)  250,000 227
Banco de Credito e Inversiones, VR, 7.50% (USD) (7)(8) 230,000 227
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (2) 290,000 285
1,242
Government Bonds 0.4%
Bonos de la Tesoreria de la Republica en pesos, 4.70%,
9/1/30 (2) 295,000,000 283
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (2) 390,000,000 396
Corp Nacional del Cobre de Chile, 3.15%, 1/15/51 (USD)  480,000 291

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 177
1,147
Total Chile (Cost $2,495) 2,389
CHINA 0.4%
Common Stocks 0.1%
58.com (USD) (1)(5) 22,100 —
Bloks Group (HKD) (1) 13,500 162
Meituan, Class B (HKD) (1) 14,790 281
Midea Group (HKD) (1)(3) 7,400 72
515
Convertible Bonds 0.1%
H World Group, 3.00%, 5/1/26 (USD)  135,000 142
ZTO Express Cayman, 1.50%, 9/1/27 (USD)  180,000 178
320
Corporate Bonds 0.2%
Country Garden Holdings, 3.125%, 10/22/25 (USD) (1)(9) 300,000 31
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (1)(9) 1,515,000 87
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 135
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (1)(9) 200,000 14
Times China Holdings, 6.75%, 7/8/25 (USD) (1)(9) 200,000 8
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  285,000 283
558
Total China (Cost $2,005) 1,393
COLOMBIA 1.2%
Corporate Bonds 0.4%
Bancolombia, VR, 8.625%, 12/24/34 (USD) (7) 240,000 251
Ecopetrol, 7.75%, 2/1/32 (USD)  290,000 285
Ecopetrol, 8.375%, 1/19/36 (USD)  280,000 271
Ecopetrol, 8.875%, 1/13/33 (USD)  158,000 163
Geopark, 5.50%, 1/17/27 (USD)  300,000 299
1,269
Government Bonds 0.8%
Republic of Colombia, 3.25%, 4/22/32 (USD)  1,210,000 937
Republic of Colombia, 4.125%, 5/15/51 (USD)  505,000 293
Republic of Colombia, 7.50%, 2/2/34 (USD)  285,000 283
Republic of Colombia, Series B, 7.00%, 3/26/31  2,554,100,000 506
Republic of Colombia, Series B, 7.00%, 6/30/32  1,600,000,000 304

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Colombia, Series B, 13.25%, 2/9/33  808,400,000 211
2,534
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition Date:
6/7/23, Cost $38 (USD) (1)(6) † 52
Bona Fide Investments Holdings III, Acquisition Date:
6/14/24, Cost $30 (USD) (1)(6) † 32
84
Total Colombia (Cost $3,749) 3,887
COSTA RICA 0.1%
Government Bonds 0.1%
Republic of Costa Rica, 6.55%, 4/3/34 (USD)  280,000 288
Total Costa Rica (Cost $292) 288
CYPRUS 0.1%
Corporate Bonds 0.1%
ASG Finance Designated Activity, 9.75%, 5/15/29 (USD)  230,000 233
Total Cyprus (Cost $231) 233
CZECH REPUBLIC 0.2%
Government Bonds 0.2%
Czech Republic, 3.00%, 3/3/33  14,950,000 577
Total Czech Republic (Cost $583) 577
DOMINICAN REPUBLIC 0.0%
Government Bonds 0.0%
Dominican Republic, 10.75%, 6/1/36 (2) 8,000,000 136
Total Dominican Republic (Cost $134) 136
ECUADOR 0.1%
Government Bonds 0.1%
Republic of Ecuador, STEP, 5.50%, 7/31/35 (USD)  330,000 217
Total Ecuador (Cost $172) 217
EGYPT 0.3%
Government Bonds 0.3%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  350,000 299
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (2) 610,000 608

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt, 9.45%, 2/4/33 (USD) (2) 200,000 198
Total Egypt (Cost $1,101) 1,105
EL SALVADOR 0.3%
Government Bonds 0.3%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (2) 150,000 3
Republic of El Salvador, 9.25%, 4/17/30 (USD) (2) 465,000 494
Republic of El Salvador, 9.25%, 4/17/30 (USD)  410,000 435
Total El Salvador (Cost $841) 932
FRANCE 0.3%
Bank Loans 0.0% (10)
Altice France, FRN, 1M TSFR + 2.75%, 7.432%, 7/31/25
(USD)  197,980 181
181
Common Stocks 0.1%
Airbus  1,795 311
311
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21,
Cost $7 (1)(5)(6) 8 1
1
Corporate Bonds 0.2%
Altice France Holding, 10.50%, 5/15/27 (USD) (2) 545,000 167
BNP Paribas, 3.375%, 1/23/26 (GBP)  100,000 122
Societe Generale, VR, 8.125% (USD) (2)(3)(7)(8) 240,000 239
528
Total France (Cost $1,233) 1,021
GERMANY 1.4%
Common Stocks 0.4%
Infineon Technologies  13,696 450
SAP  2,814 776
1,226
Corporate Bonds 0.3%
BMW International Investment, 5.50%, 6/6/26 (GBP)  100,000 125
Deutsche Bank, Series 2020, VR, 6.00% (USD) (7)(8) 400,000 398
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (2) 300,000 297

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
ZF North America Capital, 4.75%, 4/29/25 (USD) (2) 150,000 149
969
Government Bonds 0.5%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  1,242,513 1,281
KfW, 1.125%, 7/4/25 (GBP)  63,000 77
KfW, 2.00%, 5/2/25 (USD)  306,000 304
1,662
Preferred Stocks 0.2%
Sartorius (3) 2,180 629
629
Total Germany (Cost $4,310) 4,486
GHANA 0.2%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  200,000 198
Kosmos Energy, 8.75%, 10/1/31 (USD) (2)(3) 590,000 565
Total Ghana (Cost $787) 763
GUATEMALA 0.2%
Government Bonds 0.2%
Republic of Guatemala, 3.70%, 10/7/33 (USD) (2) 350,000 287
Republic of Guatemala, 4.90%, 6/1/30 (USD)  300,000 286
Total Guatemala (Cost $589) 573
HONG KONG 0.1%
Corporate Bonds 0.1%
CAS Capital No. 1, VR, 4.00% (USD) (7)(8) 250,000 240
Total Hong Kong (Cost $209) 240
HUNGARY 0.4%
Corporate Bonds 0.1%
OTP Bank, VR, 8.75%, 5/15/33 (USD) (7) 250,000 264
264
Government Bonds 0.3%
Magyar Export-Import Bank, 6.125%, 12/4/27 (USD) (2) 200,000 203
MFB Magyar Fejlesztesi Bank, 6.50%, 6/29/28 (USD)  230,000 235
Republic of Hungary, 5.50%, 6/16/34 (USD)  290,000 280

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  144,000,000 245
963
Total Hungary (Cost $1,249) 1,227
INDIA 0.6%
Common Stocks 0.2%
ICICI Bank  24,830 357
Kotak Mahindra Bank  18,690 409
766
Corporate Bonds 0.2%
Adani International Container Terminal, 3.00%, 2/16/31
(USD)  257,300 219
HDFC Bank, VR, 3.70% (USD) (7)(8) 310,000 297
516
Government Bonds 0.2%
Republic of India, 6.45%, 10/7/29  12,680,000 146
Republic of India, 7.18%, 8/14/33  31,000,000 367
513
Total India (Cost $1,718) 1,795
INDONESIA 0.6%
Common Stocks 0.1%
Bank Central Asia  622,000 359
359
Corporate Bonds 0.2%
Minejesa Capital, 4.625%, 8/10/30 (USD)  257,880 253
Pakuwon Jati, 4.875%, 4/29/28 (USD)  300,000 289
542
Government Bonds 0.3%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  2,044,000,000 126
Republic of Indonesia, Series 100, 6.625%, 2/15/34  13,700,000,000 823
949
Total Indonesia (Cost $1,889) 1,850
IRELAND 0.1%
Corporate Bonds 0.1%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 139
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  150,000 157

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Avolon Holdings Funding, 2.875%, 2/15/25 (USD) (2) 49,000 49
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (2) 90,000 93
Total Ireland (Cost $437) 438
ITALY 0.1%
Common Stocks 0.1%
PRADA (HKD)  41,900 336
Total Italy (Cost $248) 336
IVORY COAST 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 6.375%, 3/3/28 (USD) (3) 310,000 310
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (2) 205,000 201
Total Ivory Coast (Cost $514) 511
JAMAICA 0.1%
Corporate Bonds 0.1%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (2) 200,000 200
Total Jamaica (Cost $200) 200
JAPAN 1.0%
Common Stocks 0.8%
Asics  25,600 571
Chugai Pharmaceutical  15,800 681
Keyence  900 388
Nintendo  6,700 439
Recruit Holdings  5,000 349
Tokyo Metro (1) 2,200 24
2,452
Government Bonds 0.2%
Government of Japan, Series 83, 2.20%, 6/20/54  87,500,000 555
555
Total Japan (Cost $2,552) 3,007
JERSEY 0.2%
Corporate Bonds 0.2%
Africell Holding, 10.50%, 10/23/29 (USD) (2) 575,000 566
Total Jersey (Cost $575) 566

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
KAZAKHSTAN 0.1%
Corporate Bonds 0.0%
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  270,000 230
230
Government Bonds 0.1%
KazMunayGas National, 3.50%, 4/14/33 (USD)  280,000 233
233
Total Kazakhstan (Cost $460) 463
MALAYSIA 0.1%
Government Bonds 0.1%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  1,475,000 347
Government of Malaysia, Series 0518, 4.921%, 7/6/48  510,000 128
Total Malaysia (Cost $443) 475
MAURITIUS 0.1%
Corporate Bonds 0.1%
Axian Telecom, 7.375%, 2/16/27 (USD) (2) 230,000 229
Total Mauritius (Cost $230) 229
MEXICO 2.0%
Bank Loans 0.2% (10)
Mercury Data CTR BIDCO, FRN, 3M TSFR + 4.75%,
9.222%, 9/5/29 (USD) (5) 484,999 483
483
Corporate Bonds 0.4%
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (7) 310,000 290
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (2)(7) 455,000 461
Comision Federal de Electricidad, 5.70%, 1/24/30 (USD) (2) 500,000 483
Metalsa, 3.75%, 5/4/31 (USD) (2) 150,000 120
1,354
Government Bonds 1.4%
Banco Nacional de Comercio Exterior SNC, VR, 2.72%,
8/11/31 (USD) (7) 300,000 282
FIEMEX Energia - Banco Actinver Institucion de Banca
Multiple, 7.25%, 1/31/41 (USD)  290,000 282
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  330,000 265
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  310,000 285

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)  180,000 111
Petroleos Mexicanos, 6.49%, 1/23/27 (USD)  250,000 242
Petroleos Mexicanos, 6.50%, 1/23/29 (USD) (3) 135,000 125
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  435,000 378
United Mexican States, Series M, 7.50%, 5/26/33  24,030,000 1,003
United Mexican States, Series M, 7.75%, 5/29/31  19,535,000 855
United Mexican States, Series M, 7.75%, 11/23/34  12,500,000 520
4,348
Total Mexico (Cost $6,423) 6,185
MONTENEGRO 0.2%
Government Bonds 0.2%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (2) 600,000 618
Total Montenegro (Cost $610) 618
MOROCCO 0.3%
Corporate Bonds 0.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  240,000 230
230
Government Bonds 0.2%
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  700,000 576
576
Total Morocco (Cost $793) 806
NETHERLANDS 0.6%
Common Stocks 0.4%
Adyen (1) 521 841
BE Semiconductor Industries  3,253 415
1,256
Corporate Bonds 0.2%
Trivium Packaging Finance, 5.50%, 8/15/26 (USD) (2) 500,000 496
496
Total Netherlands (Cost $1,486) 1,752
NEW ZEALAND 0.3%
Government Bonds 0.3%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  1,636,000 606

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of New Zealand, Series 0554, 5.00%, 5/15/54  778,000 430
Total New Zealand (Cost $1,263) 1,036
NIGERIA 0.1%
Government Bonds 0.1%
Republic of Nigeria, 8.747%, 1/21/31 (USD)  300,000 294
Total Nigeria (Cost $291) 294
OMAN 0.1%
Government Bonds 0.1%
Oryx Funding, 5.80%, 2/3/31 (USD) (3) 300,000 298
Total Oman (Cost $298) 298
PANAMA 0.2%
Government Bonds 0.2%
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 247
Republic of Panama, 2.252%, 9/29/32 (USD)  230,000 165
Republic of Panama, 3.16%, 1/23/30 (USD)  250,000 214
Total Panama (Cost $676) 626
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  570,000 466
Total Paraguay (Cost $476) 466
PERU 0.3%
Government Bonds 0.3%
Republic of Peru, 1.862%, 12/1/32 (USD)  370,000 283
Republic of Peru, 6.15%, 8/12/32  1,050,000 283
Republic of Peru, 6.95%, 8/12/31  989,000 283
Total Peru (Cost $762) 849
PHILIPPINES 0.2%
Government Bonds 0.2%
Republic of Philippines, 6.25%, 1/14/36  36,000,000 609
Total Philippines (Cost $753) 609

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
POLAND 0.3%
Government Bonds 0.3%
Republic of Poland, Series 1033, 6.00%, 10/25/33  1,880,000 469
Republic of Poland, Series 1034, 5.00%, 10/25/34  2,300,000 531
Total Poland (Cost $1,037) 1,000
ROMANIA 0.1%
Government Bonds 0.1%
Republic of Romania, 3.00%, 2/14/31 (USD)  250,000 206
Republic of Romania, 5.25%, 11/25/27 (USD)  206,000 203
Total Romania (Cost $416) 409
SAUDI ARABIA 0.4%
Corporate Bonds 0.3%
Al Rajhi Bank, VR, 6.375% (USD) (7)(8) 230,000 233
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (2) 200,000 199
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  275,000 278
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD) (7) 200,000 200
910
Government Bonds 0.1%
NCB Tier 1 Sukuk, VR, 3.50% (USD) (7)(8) 225,000 216
216
Total Saudi Arabia (Cost $1,127) 1,126
SERBIA 0.3%
Government Bonds 0.3%
Republic of Serbia, 2.125%, 12/1/30 (USD)  265,000 218
Republic of Serbia, 6.25%, 5/26/28 (USD)  300,000 307
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  41,050,000 357
Total Serbia (Cost $953) 882
SOUTH AFRICA 0.4%
Government Bonds 0.4%
Eskom Holdings, 4.314%, 7/23/27 (USD)  300,000 286
Republic of South Africa, Series 2035, 8.875%, 2/28/35  17,150,000 833
Transnet, 8.25%, 2/6/28 (USD)  235,000 240
Total South Africa (Cost $1,400) 1,359

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.2%
Common Stocks 0.2%
SK Hynix  4,359 587
Total South Korea (Cost $540) 587
SRI LANKA 0.4%
Government Bonds 0.4%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (2) 230,780 217
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (2) 181,281 159
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD) (2) 231,636 185
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (2) 240,100 171
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (2) 166,634 136
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (2) 453,410 375
Total Sri Lanka (Cost $1,157) 1,243
SUPRANATIONAL 0.3%
Government Bonds 0.3%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  16,200,000 184
European Investment Bank, 1.625%, 3/14/25 (USD)  192,000 191
International Bank for Reconstruction & Development,
0.625%, 4/22/25 (USD)  390,000 387
International Bank for Reconstruction & Development,
6.85%, 4/24/28 (INR)  29,000,000 335
Total Supranational (Cost $1,116) 1,097
SURINAME 0.3%
Government Bonds 0.3%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (2)(4) 237,199 227
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (2) 551,000 567
Total Suriname (Cost $381) 794
SWEDEN 0.2%
Bank Loans 0.2% (10)
Anticimex Global, FRN, 3M TSFR + 3.15%, 7.72%, 11/16/28
(USD)  582,000 586
Total Sweden (Cost $581) 586

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.4%
Common Stocks 0.4%
Cie Financiere Richemont, Class A  3,225 623
Sonova Holding  1,624 567
Total Switzerland (Cost $1,012) 1,190
TAIWAN 0.5%
Common Stocks 0.5%
Accton Technology  15,000 344
Taiwan Semiconductor Manufacturing  37,000 1,235
Total Taiwan (Cost $947) 1,579
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (2) 310,000 315
Total Tanzania (Cost $309) 315
THAILAND 0.4%
Common Stocks 0.1%
WHA  1,666,300 235
235
Government Bonds 0.3%
Kingdom of Thailand, 3.60%, 6/17/67  6,200,000 207
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  26,762,147 774
981
Total Thailand (Cost $1,263) 1,216
TRINIDAD AND TOBAGO 0.1%
Government Bonds 0.1%
Republic of Trinidad and Tobago, 4.50%, 6/26/30 (USD)  310,000 286
Total Trinidad and Tobago (Cost $289) 286
TÜRKIYE 0.3%
Corporate Bonds 0.3%
Akbank TAS, VR, 9.369% (USD) (7)(8) 210,000 217
Coca-Cola Icecek, 50.50%, 4/28/25  1,270,000 35

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (USD) (2) 570,000 576
Total Türkiye (Cost $822) 828
UNITED ARAB EMIRATES 0.2%
Corporate Bonds 0.1%
Sobha Sukuk, 8.75%, 7/17/28 (USD)  245,000 250
250
Government Bonds 0.1%
Government of Abu Dhabi, 3.00%, 9/15/51 (USD)  420,000 272
272
Total United Arab Emirates (Cost $532) 522
UNITED KINGDOM 2.7%
Bank Loans 0.4% (10)
CD&R Firefly Bidco, FRN, 3M EURIBOR + 3.75%, 6.802%,
6/21/28 (EUR)  215,000 224
CD&R Firefly Bidco, FRN, GBP SONIA + 5.75%, 10.70%,
4/30/29  155,000 192
Clear Channel International, 7.50%, 4/1/27 (USD) (5)(11) 715,000 716
Crown Finance U.S., FRN, 1M TSFR + 5.25%, 9.559%,
12/2/31 (USD)  200,000 200
1,332
Common Stocks 1.8%
DS Smith  528,631 3,791
London Stock Exchange Group  5,762 858
Unilever  16,960 971
5,620
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD)  19,000 16
16
Corporate Bonds 0.5%
Lloyds Bank, 7.625%, 4/22/25  26,000 32
NatWest Markets, 6.625%, 6/22/26  100,000 127
Rolls-Royce, 3.625%, 10/14/25 (USD) (2) 900,000 888
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (USD) (2) 310,000 315
1,362
Total United Kingdom (Cost $7,181) 8,330

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 39.7%
Asset-Backed Securities 2.3%
AMSR Trust, Series 2020-SFR2, Class G, 4.00%,
7/17/37 (2) 335,000 332
AMSR Trust, Series 2020-SFR2, Class I, 5.25%, 7/17/37 (2) 145,000 144
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (2) 60,000 62
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (2) 230,000 237
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class D, FRN, SOFR30A + 2.05%, 6.401%, 12/26/31 (2) 170,470 172
Blackbird Capital Aircraft Lease Securitization, Series 2016-
1A, Class A, STEP, 6.50%, 12/16/41 (2) 204,046 204
Blue Owl Asset Leasing Trust, Series 2024-1A, Class D,
8.00%, 12/15/31 (2) 250,000 249
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  11,491 11
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (2) 9,858 10
Elara HGV Timeshare Issuer, Series 2019-A, Class C,
3.45%, 1/25/34 (2) 29,323 29
Elara HGV Timeshare Issuer, Series 2023-A, Class D,
10.10%, 2/25/38 (2) 128,668 133
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (2) 990,586 1,056
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (2) 60,360 68
Goto Foods Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (2) 243,750 250
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (2) 76,800 73
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (2) 284,675 257
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (2) 327,525 337
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 7.523%, 5/20/32 (2) 183,610 185
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%,
2/26/29 (2) 9,985 10
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29 (2) 20,341 20
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28 (2) 4,727 5
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29 (2) 320,000 311
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (2) 25,542 26

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (2) 295,000 308
Santander Bank Auto Credit-Linked Notes, Series 2022-A,
Class B, 5.281%, 5/15/32 (2) 15,573 15
Santander Bank Auto Credit-Linked Notes, Series 2022-C,
Class D, 8.197%, 12/15/32 (2) 38,871 39
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (2) 205,579 210
SEB Funding, Series 2024-1A, Class A2, 7.386%,
4/30/54 (2) 485,000 499
Sierra Timeshare Receivables Funding, Series 2021-1A,
Class D, 3.17%, 11/20/37 (2) 105,098 102
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (2) 165,884 156
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $50, 7.131%, 11/30/44 (6) 49,793 50
Ziply Fiber Issuer, Series 2024-1A, Class C, 11.17%,
4/20/54 (2) 1,500,000 1,622
7,182
Bank Loans 9.3% (10)
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
11.30%, 1/4/29 (11) 398,249 404
Applied Systems, FRN, 3M TSFR + 3.00%, 7.329%, 2/24/31  398,249 402
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.162%,
12/10/29  141,060 140
Asurion, FRN, 1M TSFR + 3.25%, 7.676%, 12/23/26  200,000 200
Asurion, FRN, 1M TSFR + 4.25%, 8.662%, 8/19/28  327,538 328
Asurion, FRN, 1M TSFR + 5.25%, 9.676%, 1/31/28  101,879 99
Asurion, FRN, 1M TSFR + 5.25%, 9.676%, 1/20/29  400,000 388
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 7.661%, 5/10/27  398,977 401
ChampionX, FRN, 1M TSFR + 2.75%, 7.163%, 6/7/29  1,491,200 1,492
Chromalloy, FRN, 3M TSFR + 3.75%, 8.06%, 3/27/31  472,625 473
Cloud Software Group, FRN, 1M TSFR + 3.75%, 8.079%,
3/21/31  245,000 247
CMG Media, FRN, 1M TSFR + 3.50%, 7.929%, 6/18/29  664,994 613
CNT Holdings I, FRN, 1M TSFR + 3.50%, 7.791%, 11/8/27  579,113 580
ConnectWise, FRN, 3M TSFR + 3.50%, 8.09%, 9/29/28  582,000 586
CSC Holdings, FRN, 1M TSFR + 2.50%, 7.173%, 4/15/27  184,514 172
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.806%, 1/18/28  322,531 315
Delta Topco, FRN, 3M TSFR + 5.25%, 9.948%, 11/29/30  435,000 440
Diamond Sports Net, 12.00%, 1/3/28  9,919 9
Directv Financing, FRN, 1M TSFR + 5.00%, 9.552%, 8/2/27  400,000 400
Eagle Broadband Investments, FRN, 3M TSFR + 2.75%,
7.34%, 11/12/27  398,961 400

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Edelman Financial Engines Center, FRN, 1M TSFR +
5.25%, 9.562%, 10/6/28  805,000 815
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.062%,
11/22/32  395,000 404
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.59%, 5/21/29  465,000 465
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
11.09%, 5/21/29  145,000 145
Everi Holdings, FRN, 1M TSFR + 2.50%, 6.926%, 8/3/28  965,547 967
Fleet U.S. Bidco, FRN, 6M TSFR + 2.75%, 7.578%,
2/21/31 (5) 96,659 97
Frontier Communications Holdings, FRN, 1M TSFR +
2.50%, 6.803%, 7/1/31  997,500 1,002
Graham Packaging, FRN, 1M TSFR + 2.50%, 8/4/27 (11) 1,000,000 1,004
Infinite Bidco, FRN, 3M TSFR + 7.00%, 11.552%, 3/2/29  400,000 353
Javelin Buyer, FRN, 1M TSFR + 3.25%, 7.694%, 12/5/31  110,000 111
Javelin Buyer, FRN, 1M TSFR + 5.25%, 9.694%, 10/7/32  55,000 55
Level 3 Financing, FRN, 1M TSFR + 6.56%, 10.872%,
4/15/30  400,000 404
Live Nation Entertainment, FRN, 1M TSFR + 1.75%,
6.149%, 10/19/26  1,994,737 1,991
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.562%, 7/29/29 (11) 690,695 693
MH Sub I, FRN, 1M TSFR + 4.25%, 8.562%, 5/3/28  118,447 117
MIC Glen, FRN, 1M TSFR + 3.50%, 7.926%, 7/21/28  191,500 193
MIC Glen, FRN, 1M TSFR + 4.25%, 8.676%, 7/21/28  248,125 250
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.389%,
4/11/29  234,818 197
Nexstar Media, FRN, 1M TSFR + 2.50%, 6.926%, 9/18/26  1,841,715 1,847
Peloton Interactive, FRN, 1M TSFR + 6.00%, 10.312%,
5/30/29  199,499 204
Project Alpha Intermediate Holding, FRN, 1M TSFR +
5.00%, 11/21/32 (11) 305,000 307
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.676%, 9/25/26  565,633 505
RealPage, FRN, 1M TSFR + 3.75%, 8.079%, 4/24/28  400,000 402
RFS OPCO, FRN, 1M TSFR + 4.75%, 9.079%, 4/4/31 (5) 209,475 207
Spirit AeroSystems, FRN, 3M TSFR + 4.50%, 8.791%,
1/15/27  990,881 1,000
TransDigm, FRN, 3M TSFR + 2.75%, 7.079%, 3/22/30  1,488,750 1,494
Triton Water Holdings, FRN, 3M TSFR + 4.00%, 8.329%,
3/31/28  1,004,377 1,008
Vertiv Group, FRN, 1M TSFR + 1.75%, 6.059%, 3/2/27  1,995,000 2,000
Walgreens Boots Alliance, FRN, 1M TSFR + 1.50%, 5.918%,
11/17/26  600,000 593

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
William Morris Endeavor Entertainment, FRN, 1M TSFR +
2.75%, 7.176%, 5/18/25  2,326,228 2,326
29,245
Common Stocks 8.9%
Advanced Micro Devices (1) 1,442 167
AirJoule Technologies, Warrants, 3/15/29 (1) 36,900 45
Alphabet, Class A  3,412 696
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $14 (1)
(5)(6) 700 20
Amazon.com (1) 7,288 1,732
Amphenol, Class A  2,218 157
Analog Devices  980 208
Apollo Global Management  1,683 288
Apple  5,299 1,251
AppLovin, Class A (1) 222 82
Bank of America  18,466 855
Battery Future Acquisition, Warrants, 5/26/28 (1) 36,700 3
Bicara Therapeutics (1) 2,206 28
Block (1) 4,151 377
Boeing (1) 2,070 365
BRC, Class A (1)(3) 801 2
Broadcom  2,539 562
Cadence Design Systems (1) 903 269
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245 (1)
(5)(6) 144 191
Capitalworks Emerging Markets Acquisition, Warrants,
4/27/28 (1) 36,400 —
Carvana (1) 2,001 495
Celsius Holdings (1)(3) 3,360 84
ChampionX  22,436 643
Charles Schwab  8,398 695
Ciena (1) 1,386 121
Citigroup  8,494 692
CME Group  2,727 645
ConocoPhillips  9,615 950
Constellation Energy  1,112 334
Copart (1) 4,608 267
Corning  1,844 96
Deere  1,169 557
Diamond Sports Group (1)(5) 84 1
Diamondback Energy  1,229 202
Eli Lilly  1,652 1,340
Equifax  623 171

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Exxon Mobil  2,659 284
Flowco Holdings, Class A (1) 1,917 54
Freeport-McMoRan  7,606 273
GCT Semiconductor Holding, Warrants, 12/31/28 (1) 24,750 3
General Electric  966 197
Helix Acquisition Corp. II (1) 35,386 386
HubSpot (1) 407 317
Intra-Cellular Therapies (1) 15,800 2,008
Intuitive Surgical (1) 285 163
Kenvue  40,034 852
Meta Platforms, Class A  1,979 1,364
Metsera (1) 8,424 223
Microsoft  3,850 1,598
Morgan Stanley  2,783 385
Netflix (1) 327 319
NextEra Energy  2,800 200
NVIDIA  10,261 1,232
Old Dominion Freight Line  1,480 275
Patreon, Acquisition Date: 10/14/21, Cost $9 (1)(5)(6) 165 3
Perception Capital IV, Warrants, 11/10/26 (1) 24,850 3
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(5)(6) 94 —
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(5)(6) — —
Rambus (1) 2,816 174
Reliance  1,075 311
Repligen (1) 3,083 512
Revolution Medicines, Warrants, 11/14/28 (1) 2,200 —
RH (1) 399 167
ServiceNow (1) 139 142
ServiceTitan, Class A (1) 328 34
Socure, Acquisition Date: 12/22/21, Cost $1 (1)(5)(6) 89 —
Starbucks  3,996 430
Structure Therapeutics, ADR (1)(3) 1,282 38
Synopsys (1) 840 441
Tesla (1) 1,489 602
Tradeweb Markets, Class A  2,186 277
Volato Group, Warrants, 12/3/28 (1) 36,400 1
27,859
Convertible Bonds 1.1%
Airbnb, Zero Coupon, 3/15/26  690,000 655
BlackLine, Zero Coupon, 3/15/26  300,000 284
Cable One, Zero Coupon, 3/15/26  500,000 470

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Galvanize Therapeutics, Acquisition Date: 2/28/24, Cost $1,
2/13/27 (1)(5)(6) 800 1
Match Group Financeco 2, 0.875%, 6/15/26 (2) 600,000 568
Peloton Interactive, Zero Coupon, 2/15/26  300,000 280
Rapid7, 0.25%, 3/15/27  300,000 277
Rivian Automotive, 4.625%, 3/15/29  38,000 38
U.S. Steel, 5.00%, 11/1/26  239,000 667
Wolfspeed, 1.875%, 12/1/29  660,000 257
3,497
Convertible Preferred Stocks 0.3%
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $91 (1)(5)(6) 1,504 1
Ares Management, Series B, 6.75%, 10/1/27  3,655 222
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $2 (1)(5)(6) 100 2
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $3 (1)(5)(6) 386 3
Boeing, 6.00%, 10/15/27  5,372 322
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $14 (1)(5)(6) 8 11
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (1)
(5)(6) 1 1
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9 (1)
(5)(6) 423 1
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (1)
(5)(6) 1,376 12
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60 (1)
(5)(6) 816 76
Databricks, Series I, Acquisition Date: 9/14/23, Cost $24 (1)
(5)(6) 329 30
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6 (1)(5)(6) 330 3
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $— (1)(5)(6) 38 —
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $— (1)(5)(6) 38 —
Endeavour Bio Services, Series C, Acquisition Date:
4/22/24, Cost $— (1)(5)(6) 68 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11 (1)
(5)(6) 1,889 5
FOG Pharma, Series E, Acquisition Date: 2/29/24,
Cost $— (1)(5)(6) 41 —
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $53 (1)(5)(6) 2,193 53

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42 (1)
(5)(6) 222 13
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26 (1)(5)(6) 3,412 19
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $— (1)(5)(6) 24 —
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (1)
(5)(6) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $8 (1)(5)(6) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $10 (1)(5)(6) 384 33
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $81 (1)(5)(6) 1,032 88
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5 (1)(5)
(6) 162 —
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $11 (1)(5)(6) 180 11
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $55 (1)(5)(6) 689 55
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $15 (1)(5)(6) 1,156 11
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (1)(5)
(6) 1,232 13
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $1 (1)(5)(6) 625 1
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (1)
(5)(6) 238 4
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (1)(5)
(6) 1,822 40
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (1)(5)(6) 534 12
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $3 (1)(5)(6) 69 4
Sionna Therapeutics, Series C, Acquisition Date: 3/4/24,
Cost $— (1)(5)(6) 24 —
Socure, Series A, Acquisition Date: 12/22/21, Cost $2 (1)(5)
(6) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1 (1)
(5)(6) 89 —
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (1)
(5)(6) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3 (1)(5)
(6) 207 1
Third Arc Bio, Series A, Acquisition Date: 7/16/24,
Cost $1 (1)(5)(6) 285 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1 (1)(5)
(6) 88 1
1,066
Corporate Bonds 13.4%
Adient Global Holdings, 4.875%, 8/15/26 (2) 800,000 796
Alliant Holdings Intermediate, 6.50%, 10/1/31 (2) 320,000 320
Alliant Holdings Intermediate, 7.375%, 10/1/32 (2) 35,000 36
Ally Financial, VR, 6.848%, 1/3/30 (7) 70,000 73
American Airlines, 5.75%, 4/20/29 (2) 150,000 150
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (2)(4) 1,000,000 1,015
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (2)(4) 200,000 203
American Electric Power, 5.699%, 8/15/25  52,000 52
American Express, VR, 5.098%, 2/16/28 (7) 80,000 81
AssuredPartners, 5.625%, 1/15/29 (2) 800,000 809
At Home Group, 4.875%, 7/15/28 (2) 240,000 98
Blackstone Mortgage Trust, 7.75%, 12/1/29 (2) 170,000 175
Boost Newco Borrower, 7.50%, 1/15/31 (2) 200,000 209
Brandywine Operating Partnership, 8.875%, 4/12/29  200,000 214
Capital One Financial, VR, 2.636%, 3/3/26 (7) 55,000 55
Capital One Financial, VR, 6.312%, 6/8/29 (7) 95,000 98
Capital One Financial, VR, 6.377%, 6/8/34 (7) 95,000 99
Cargo Aircraft Management, 4.75%, 2/1/28 (2) 800,000 798
Carnival Holdings Bermuda, 10.375%, 5/1/28 (2) 800,000 852
Carpenter Technology, 7.625%, 3/15/30  355,000 367
Carrier Global, 2.242%, 2/15/25  50,000 50
CEC Entertainment, 6.75%, 5/1/26 (2) 110,000 110
Celanese U.S. Holdings, 6.05%, 3/15/25  51,000 51
Centene, 3.00%, 10/15/30  86,000 75
Centene, 4.625%, 12/15/29  79,000 75
Charter Communications Operating, 3.90%, 6/1/52  45,000 29
Charter Communications Operating, 4.908%, 7/23/25  13,000 13
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (2)(4) 345,000 373
CHS, 10.875%, 1/15/32 (2) 230,000 237
Cloud Software Group, 8.25%, 6/30/32 (2) 737,000 766
Cloud Software Group, 9.00%, 9/30/29 (2) 300,000 306
CMG Media, 8.875%, 6/18/29 (2) 100,000 80
Comstock Resources, 6.75%, 3/1/29 (2) 299,000 294
Constellation Energy Generation, 3.25%, 6/1/25  54,000 54
Crescent Energy Finance, 7.375%, 1/15/33 (2) 195,000 194
CVS Health, VR, 6.75%, 12/10/54 (7) 75,000 74

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
DISH DBS, 5.25%, 12/1/26 (2) 622,000 574
DISH DBS, 7.75%, 7/1/26  210,000 183
DISH Network, 11.75%, 11/15/27 (2) 380,000 401
Everi Holdings, 5.00%, 7/15/29 (2) 600,000 601
Ferrellgas, 5.375%, 4/1/26 (2) 500,000 497
Ford Motor Credit, 2.30%, 2/10/25  200,000 200
Frontier Communications Holdings, 6.00%, 1/15/30 (2) 400,000 399
General Motors Financial, 6.05%, 10/10/25  49,000 49
Global Net Lease, 3.75%, 12/15/27 (2) 610,000 566
Goodyear Tire & Rubber, 9.50%, 5/31/25  2,563,000 2,565
GPD, 10.125%, 4/1/26 (2)(3) 200,000 197
H&E Equipment Services, 3.875%, 12/15/28 (2) 400,000 399
HCA, 5.375%, 2/1/25  52,000 52
Hewlett Packard Enterprise, 4.55%, 10/15/29  400,000 395
Hilcorp Energy I, 6.00%, 4/15/30 (2) 63,000 61
Hyundai Capital America, 5.50%, 3/30/26 (2) 70,000 70
Icahn Enterprises, 9.00%, 6/15/30  425,000 418
Kilroy Realty, 3.05%, 2/15/30  34,000 30
LCPR Senior Secured Financing, 6.75%, 10/15/27 (2) 335,000 307
Level 3 Financing, 10.75%, 12/15/30 (2) 56,305 63
Level 3 Financing, 11.00%, 11/15/29 (2) 23,655 27
Live Nation Entertainment, 6.50%, 5/15/27 (2) 500,000 506
Mallinckrodt International Finance, 14.75%, 11/14/28 (2) 183,868 195
MPT Operating Partnership, 2.50%, 3/24/26 (GBP) (3) 405,000 502
Navient, 6.75%, 6/25/25  11,000 11
NCL, 5.875%, 3/15/26 (2) 47,000 47
Neptune Bidco U.S., 9.29%, 4/15/29 (2) 565,000 482
Nexstar Media, 5.625%, 7/15/27 (2) 200,000 197
NGL Energy Operating, 8.125%, 2/15/29 (2) 109,000 112
OneMain Finance, 7.125%, 11/15/31  355,000 364
Ovintiv, 5.65%, 5/15/25  51,000 51
PennyMac Financial Services, 5.375%, 10/15/25 (2) 1,500,000 1,496
Quikrete Holdings, 6.375%, 3/1/32 (2) 445,000 446
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (2) 1,375,000 1,384
Saks Global Enterprises, 11.00%, 12/15/29 (2) 400,000 382
Santander Holdings USA, VR, 6.124%, 5/31/27 (3)(7) 150,000 152
Service Properties Trust, 4.375%, 2/15/30 (3) 100,000 80
Service Properties Trust, 5.25%, 2/15/26  400,000 393
Service Properties Trust, 8.875%, 6/15/32  100,000 97
Shutterfly Finance, 9.75%, 10/1/27 (2) 36,006 36
Sirius XM Radio, 5.00%, 8/1/27 (2) 53,000 52
Southern, VR, 1.875%, 9/15/81 (EUR) (7) 230,000 226

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Sprint, 7.625%, 3/1/26  49,000 50
Stagwell Global, 5.625%, 8/15/29 (2) 168,000 162
Summit Materials, 7.25%, 1/15/31 (2) 200,000 216
TEGNA, 4.75%, 3/15/26 (2) 1,000,000 991
Tenet Healthcare, 6.25%, 2/1/27  2,400,000 2,400
Townsquare Media, 6.875%, 2/1/26 (2) 105,000 105
TransDigm, 5.50%, 11/15/27  1,200,000 1,186
Transocean, 8.75%, 2/15/30 (2) 620,500 645
Triton Water Holdings, 6.25%, 4/1/29 (2) 400,000 397
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  33,312 33
United Airlines, 4.375%, 4/15/26 (2) 375,000 369
United Rentals North America, 6.00%, 12/15/29 (2) 1,000,000 1,014
United Wholesale Mortgage, 5.50%, 11/15/25 (2) 300,000 299
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (2) 65,000 66
Venture Global LNG, 8.125%, 6/1/28 (2) 915,000 955
Venture Global LNG, VR, 9.00% (2)(7)(8) 690,000 719
Vistra, VR, 7.00% (2)(7)(8) 82,000 82
Warnermedia Holdings, 6.412%, 3/15/26  2,981,000 2,981
Western Digital, 4.75%, 2/15/26  3,700,000 3,677
Western Midstream Operating, 3.10%, 2/1/25  54,000 54
Williams Scotsman, 6.125%, 6/15/25 (2) 1,000,000 999
41,946
Municipal Securities 0.6%
Colorado HFA, Covenant Living Community, Series B,
4.48%, 12/1/40  250,000 202
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  30,000 4
Port of Beaumont Navigation Dist., Jefferson Gulf Coast,
Series B, 10.00%, 7/1/26 (2) 365,000 372
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 1,077,683 676
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (1)(13) 45,000 25
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (1)(13) 370,000 203
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  275,000 240
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  100,000 94
Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/47  500,000 48
1,864
Non-U.S. Government Mortgage-Backed Securities 0.6%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 5.571%, 4/15/34 (2) 75,000 72

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Bayview Financing Trust, Series 2024-2F, Class A,
CMO, ARM, Acquisition Date: 8/29/24, Cost $93, 8.10%,
9/25/29 (5)(6) 93,044 93
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM,
1M TSFR + 2.964%, 7.27%, 11/15/34 (2) 130,000 1
BBCMS Trust, Series 2015-SRCH, Class D, ARM, 4.957%,
8/10/35 (2) 100,000 91
BSREP Commercial Mortgage Trust, Series 2021-DC, Class
C, ARM, 1M TSFR + 1.664%, 5.971%, 8/15/38 (2) 42,647 36
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 8.35%, 6/15/36 (2) 160,000 151
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class
E, ARM, 1M TSFR + 2.447%, 6.754%, 12/15/37 (2) 100,000 100
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2) 125,000 43
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 80,000 23
Connecticut Avenue Securities Trust, Series 2022-R06,
Class 1M1, CMO, ARM, SOFR30A + 2.75%, 7.101%,
5/25/42 (2) 40,329 41
Finance of America HECM Buyout, Series 2024-HB1, Class
M5, ARM, 6.00%, 10/1/34 (2) 275,000 199
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (2) 115,000 97
Progress Residential, Series 2021-SFR1, Class F, 2.757%,
4/17/38 (2) 295,000 294
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.651%,
2/25/42 (2) 51,395 51
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM,
2.577%, 2/25/57 (2) 128,875 117
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 7.545%, 6/15/39 (2) 100,000 101
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (2) 175,000 134
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (2) 166,405 152
1,796
Preferred Stocks 0.1%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $296 (1)(5)(6) 300 298
298

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Government & Agency Mortgage-Backed
Securities 0.5%
Federal Home Loan Mortgage, CMO, IO
2.00%, 1/25/51 - 6/15/52  1,215,097 160
5.00%, 7/25/48 - 10/25/54  636,480 152
5.50%, 11/25/53  183,056 47
Federal National Mortgage Assn., CMO, IO
2.00%, 5/25/51 - 4/25/52  2,522,963 334
2.50%, 8/25/49 - 3/25/51  383,234 59
5.00%, 8/25/54  649,538 167
5.50%, 9/25/53 - 11/25/54  1,022,299 262
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 12/20/50  487,729 60
2.50%, 8/20/49 - 11/20/51  1,651,962 233
1,474
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 2.6%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  1,447,383 1,446
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  433,087 425
U.S. Treasury Notes, 3.00%, 7/15/25  1,180,000 1,173
U.S. Treasury Notes, 3.875%, 3/31/25  1,690,000 1,689
U.S. Treasury Notes, 4.25%, 5/31/25  950,000 950
U.S. Treasury Notes, 4.625%, 2/28/25  1,300,000 1,300
U.S. Treasury Notes, 4.625%, 6/30/25 (3) 990,000 991
7,974
Total United States (Cost $117,834) 124,201
URUGUAY 0.0%
Government Bonds 0.0%
Republic of Uruguay, 8.25%, 5/21/31  5,850,000 126
Total Uruguay (Cost $140) 126
UZBEKISTAN 0.2%
Government Bonds 0.2%
Jscb Agrobank, 9.25%, 10/2/29 (USD) (2) 250,000 257
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31
(USD) (2) 200,000 199
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 253
Total Uzbekistan (Cost $722) 709

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
ZAMBIA 0.0%
Government Bonds 0.0%
Republic of Zambia, 0.50%, 12/31/53 (USD)  235,000 143
Total Zambia (Cost $142) 143
SHORT-TERM INVESTMENTS 33.5%
Money Market Funds 30.3%
T. Rowe Price Government Reserve Fund, 4.44% (14)(15) 94,734,689 94,735
94,735
U.S. Treasury Obligations 3.2%
U.S. Treasury Bills, 4.166%, 7/10/25  1,000,000 982
U.S. Treasury Bills, 4.253%, 7/24/25  1,000,000 980
U.S. Treasury Bills, 4.289%, 6/12/25  1,000,000 985
U.S. Treasury Bills, 4.317%, 4/17/25  393,000 389
U.S. Treasury Bills, 4.318%, 4/3/25  1,000,000 993
U.S. Treasury Bills, 4.343%, 2/27/25  2,730,000 2,722
U.S. Treasury Bills, 4.421%, 5/1/25  1,000,000 990
U.S. Treasury Bills, 4.423%, 3/20/25  1,000,000 995
U.S. Treasury Bills, 4.929%, 2/13/25  1,000,000 999
10,035
Total Short-Term Investments (Cost $104,767) 104,770
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.44% (14)(15) 1,482,798 1,483
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,483
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.44% (14)(15) 2,716,081 2,716
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2,716
Total Securities Lending Collateral (Cost $4,199) 4,199

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Call,
2/21/25 @ $110.50 (1) 37 4,027 5
Total Exchange-Traded Options Purchased (Cost $10) 5
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
2 Year Interest
Rate Swap,
12/23/27
Receive Fixed
3.00% Annually,
Pay Variable
4.38% (SOFR)
Annually,
12/19/25 @
3.00%* (1) 1 6,590 13
Bank of America
USD / EUR,
Call, 2/20/25 @
USD1.02 (1) 1 1,319 3
Barclays Bank
10 Year Interest
Rate Swap,
7/9/35 Pay
Fixed 4.75%
Annually,
Receive
Variable
4.38% (SOFR)
Annually, 7/7/25
@ 4.75%* (1) 1 3,194 15

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit
Default Swap
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.HY-S43,
5 Year Index,
12/20/29),
Pay 5.00%
Quarterly,
Receive upon
credit default,
4/16/25 @
1.05%* (1) 2 4,100 12
Barclays Bank
Credit
Default Swap
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.IG-S43,
5 Year Index,
12/20/29),
Pay 1.00%
Quarterly,
Receive upon
credit default,
2/19/25 @
0.50%* (1) 1 5,300 2
Citibank
10 Year Interest
Rate Swap,
7/18/35 Pay
Fixed 4.75%
Annually,
Receive
Variable
4.38% (SOFR)
Annually,
7/16/25 @
4.75%* (1) 1 2,680 14

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
5 Year Interest
Rate Swap,
12/10/30
Receive Fixed
2.25% Annually,
Pay Variable
4.38% (SOFR)
Annually,
12/8/25 @
2.25%* (1) 1 2,500 3
Citibank
Credit
Default Swap
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.HY-S43,
5 Year Index,
12/20/29),
Pay 5.00%
Quarterly,
Receive upon
credit default,
4/16/25 @
1.05%* (1) 1 4,100 12
Citibank
Credit
Default Swap
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.IG-S43,
5 Year Index,
12/20/29),
Pay 1.00%
Quarterly,
Receive upon
credit default,
2/19/25 @
0.50%* (1) 1 2,640 1
Citibank
USD / CNH,
Call, 1/6/26 @
CNH8.00 (1) 1 1,337 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / SAR,
Call, 10/13/25
@ SAR3.77 (1) 1 730 2
Goldman Sachs
2 Year Interest
Rate Swap,
12/16/27
Receive Fixed
3.00% Annually,
Pay Variable
4.38% (SOFR)
Annually,
12/12/25 @
3.00%* (1) 1 25,100 50
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30
Receive Fixed
2.00% Annually,
Pay Variable
4.38% (SOFR)
Annually,
12/8/25 @
2.00%* (1) 1 2,500 2
Goldman Sachs
NASDAQ 100
Stock Index,
Put, 7/18/25 @
$19,000.00 (1) 3 6,443 107
Morgan Stanley
10 Year Interest
Rate Swap,
7/1/35 Pay
Fixed 4.55%
Annually,
Receive
Variable
4.38% (SOFR)
Annually,
6/27/25 @
4.55%* (1) 1 3,865 27

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest
Rate Swap,
7/9/35 Pay
Fixed 4.75%
Annually,
Receive
Variable
4.38% (SOFR)
Annually, 7/7/25
@ 4.75%* (1) 1 2,164 10
Morgan Stanley
2 Year Interest
Rate Swap,
12/15/27
Receive Fixed
2.75% Annually,
Pay Variable
4.38% (SOFR)
Annually,
12/11/25 @
2.75%* (1) 1 6,600 9
Morgan Stanley
30 Year Interest
Rate Swap,
7/14/55 Pay
Fixed 5.25%
Annually,
Receive
Variable
4.38% (SOFR)
Annually,
7/10/25 @
5.25%* (1) 2 5,370 10
Morgan Stanley
5 Year Interest
Rate Swap,
1/12/31
Receive Fixed
3.50% Annually,
Pay Variable
4.38% (SOFR)
Annually, 1/8/26
@ 3.50%* (1) 1 4,029 33

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
5 Year Interest
Rate Swap,
12/10/30
Receive Fixed
2.00% Annually,
Pay Variable
4.38% (SOFR)
Annually,
12/8/25 @
2.00%* (1) 1 100 —
Morgan Stanley
5 Year Interest
Rate Swap,
12/10/30
Receive Fixed
2.25% Annually,
Pay Variable
4.38% (SOFR)
Annually,
12/8/25 @
2.25%* (1) 1 100 —
Morgan Stanley
5 Year Interest
Rate Swap,
5/6/31 Receive
Fixed 3.00%
Annually,
Pay Variable
4.38% (SOFR)
Annually, 5/4/26
@ 3.00%* (1) 1 2,550 13
Morgan Stanley
Albertsons,
Class A, Call,
4/17/25 @
$21.00 (1) 91 182 6
Morgan Stanley
Intra-Cellular
Therapies,
Put, 8/15/25 @
$110.00 (1) 158 2,008 11
Morgan Stanley
iShares Russell
2000 ETF, Call,
3/21/25 @
$250.00 (1) 8 181 1
Morgan Stanley
S&P 500 Index,
Call, 2/21/25 @
$6,225.00 (1) 75 45,304 82

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Put, 4/17/25 @
$5,950.00 (1) 1 604 10
Morgan Stanley
S&P 500 Index,
Put, 12/19/25 @
$5,700.00 (1) 1 604 19
Morgan Stanley
Xtrackers
Harvest CSI
300 China
A-Shares ETF,
Call, 2/21/25 @
$28.00 (1) 721 1,875 11
UBS Investment Bank
iShares Russell
2000 ETF, Put,
4/17/25 @
$215.00 (1) 32 725 12
Wells Fargo
Energy Select
Sector SPDR
Fund, Call,
3/21/25 @
$91.00 (1) 6 53 1
Wells Fargo
Futu Holdings,
Call, 3/21/25 @
$105.00 (1) 94 909 59
Wells Fargo
SPDR S&P
Regional
Banking ETF,
Call, 3/21/25 @
$68.00 (1) 17 109 2
Total OTC Options Purchased (Cost $853) 556
Total Options Purchased (Cost $863) 561
Total Investments in Securities  98.7%
(Cost $300,897) $ 308,982
Other Assets Less Liabilities 1.3% 4,169
Net Assets 100.0% $ 313,151
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $48,227 and represents 15.4% of net assets.
(3) All or a portion of this security is on loan at January 31, 2025.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,264 and represents 0.4% of net assets.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) Security is in default or has failed to make a scheduled interest and/or principal payment.
(10) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(11) All or a portion of this loan is unsettled as of January 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK
STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
3M SEK
STIBOR Three month SEK STIBOR (Stockholm interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EGP Egyptian Pound
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KES Kenya Shilling

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
PTT Pass-Through Trust
RSD Serbian Dinar
SARON Swiss Average Rate Overnight
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand
ZMW Zambian Kwacha

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap
Protection Sold (Relevant
Credit: Markit CDX.
NA.IG-S43, 5 Year Index,
12/20/29), Receive 1.00%
Quarterly, Pay upon credit
default, 2/19/25 @ 0.50%* 2 5,350 (5)
Barclays Bank
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year
Index, 12/20/29), Pay
1.00% Quarterly, Receive
upon credit default,
2/19/25 @ 0.55%* 1 5,300 (1)
Barclays Bank
Credit Default Swap
Protection Sold (Relevant
Credit: Markit CDX.
NA.IG-S43, 5 Year Index,
12/20/29), Receive 1.00%
Quarterly, Pay upon credit
default, 2/19/25 @ 0.50%* 1 2,670 (2)
Citibank
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year
Index, 12/20/29), Pay
1.00% Quarterly, Receive
upon credit default,
2/19/25 @ 0.55%* 1 2,640 (1)
Goldman Sachs
NASDAQ 100 Stock Index,
Put, 7/18/25 @ $22,000.00 1 2,148 (114)
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $80.00 235 1,873 (4)
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $78.00 235 1,873 (6)
Morgan Stanley
Intra-Cellular Therapies,
Call, 12/19/25 @ $135.00 79 1,004 (3)
Morgan Stanley
S&P 500 Index, Put,
3/21/25 @ $5,575.00 77 46,512 (183)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $80.00 235 1,873 (4)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
2/21/25 @ $78.00 469 3,739 (4)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $79.00 235 1,873 (12)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
2/21/25 @ $79.00 469 3,739 (32)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
2/21/25 @ $79.00 469 3,739 (10)
Total Options Written (Premiums $(395)) $ (381)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.0%
United States 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 167 21 39 (18)
Total United States 39 (18)
Total Bilateral Credit Default Swaps, Protection
Bought 39 (18)
Credit Default Swaps, Protection Sold 0.0%
Luxembourg 0.0%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 345 17 19 (2)
Total Luxembourg 19 (2)
Mexico (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/25 (USD) * 55 — — —
Barclays Bank, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/25 (USD) * 324 (6) (5) (1)
Total Mexico (5) (1)
Total Bilateral Credit Default Swaps, Protection
Sold 14 (3)
Total Return Swaps 0.1%
Australia (0.0)%
Citibank, Pay Underlying Reference:
Commonwealth Bank of Australia
Monthly, Receive Variable 3.922% (1M
ADBB + (0.40)%) Monthly, 1/20/26 843 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Insurance Australia Group Monthly,
Receive Variable 3.922% (1M ADBB +
(0.40)%) Monthly, 1/20/26 1,061 (45) — (45)
Citibank, Pay Underlying Reference:
QBE Insurance Group Monthly, Receive
Variable 3.922% (1M ADBB + (0.40)%)
Monthly, 1/20/26 409 (16) — (16)
Citibank, Pay Underlying Reference:
REA Group Monthly, Receive Variable
3.922% (1M ADBB + (0.40)%) Monthly,
1/20/26 412 (9) — (9)
Citibank, Receive Underlying Reference:
Worley Monthly, Pay Variable 4.722%
(1M ADBB + 0.40%) Monthly, 1/20/26 493 14 — 14
Morgan Stanley, Pay Underlying
Reference: Westpac Banking Monthly,
Receive Variable 3.915% (1M ADBB +
(0.40)%) Monthly, 1/20/26 664 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: ANZ Group Holdings
Monthly, Pay Variable 4.865% (1M
ADBB + 0.55%) Monthly, 1/20/26 572 17 — 17
Morgan Stanley, Receive Underlying
Reference: ASX Monthly, Pay Variable
4.865% (1M ADBB + 0.55%) Monthly,
1/20/26 1,029 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Downer EDI Monthly, Pay
Variable 4.823% (1M ADBB + 0.55%)
Monthly, 1/20/26 447 4 — 4
Morgan Stanley, Receive Underlying
Reference: Rio Tinto Monthly, Pay
Variable 4.865% (1M ADBB + 0.55%)
Monthly, 1/20/26 957 (12) — (12)
UBS Investment Bank, Receive
Underlying Reference: Goodman
Monthly, Pay Variable 4.722% (1M
ADBB + 0.40%) Monthly, 1/20/26 437 (6) — (6)
UBS Investment Bank, Receive
Underlying Reference: Mirvac Monthly,
Pay Variable 4.715% (1M ADBB +
0.40%) Monthly, 1/20/26 1,064 25 — 25
Total Australia — (63)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Austria 0.0%
JPMorgan Chase, Receive Underlying
Reference: BAWAG Group Monthly, Pay
Variable 3.273% (EUR ESTR + 0.35%)
Monthly, 1/20/26 478 5 — 5
Total Austria — 5
Belgium (0.0)%
JPMorgan Chase, Receive Underlying
Reference: UCB Monthly, Pay Variable
3.273% (EUR ESTR + 0.35%) Monthly,
1/20/26 285 (4) — (4)
Total Belgium — (4)
Bermuda 0.0%
Bank of America, Receive Underlying
Reference: James River Group Holdings
Monthly, Pay Variable 4.625% (SOFR +
0.30%) Monthly, 1/20/26 55 1 — 1
Total Bermuda — 1
Brazil 0.0%
Bank of America, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/21/26 98 3 — 3
Total Brazil — 3
Canada (0.0)%
Bank of America, Pay Underlying
Reference: TMX Group Monthly, Receive
Variable 3.177% (CORRA + (0.10)%)
Monthly, 1/19/26 595 (12) — (12)
Bank of America, Receive Underlying
Reference: Franco-Nevada Monthly,
Pay Variable 3.777% (CORRA + 0.50%)
Monthly, 1/19/26 774 44 — 44
Bank of America, Receive Underlying
Reference: Great-West Lifeco Monthly,
Pay Variable 3.515% (CORRA + 0.50%)
Monthly, 1/19/26 436 — — —
Bank of America, Receive Underlying
Reference: Great-West Lifeco Monthly,
Pay Variable 3.658% (CORRA + 0.50%)
Monthly, 1/19/26 121 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Great-West Lifeco Monthly,
Pay Variable 3.705% (CORRA + 0.50%)
Monthly, 1/19/26 40 1 — 1
Bank of America, Receive Underlying
Reference: Great-West Lifeco Monthly,
Pay Variable 3.726% (CORRA + 0.50%)
Monthly, 1/19/26 33 — — —
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 2.977% (CORRA +
(0.30)%) Monthly, 1/19/26 317 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: Brookfield Asset
Management, Class A Monthly, Receive
Variable 2.977% (CORRA + (0.30)%)
Monthly, 1/19/26 639 (53) — (53)
Goldman Sachs, Pay Underlying
Reference: Toronto-Dominion Bank
Monthly, Receive Variable 2.977%
(CORRA + (0.30)%) Monthly, 1/19/26 957 (29) — (29)
Goldman Sachs, Receive Underlying
Reference: Interfor Monthly, Pay Variable
3.577% (CORRA + 0.30%) Monthly,
1/19/26 438 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Suncor Energy Monthly,
Pay Variable 3.577% (CORRA + 0.30%)
Monthly, 1/19/26 961 (35) — (35)
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 2.877% (CORRA +
(0.40)%) Monthly, 1/19/26 1,078 (87) — (87)
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 2.877% (CORRA +
(0.40)%) Monthly, 1/19/26 141 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Manulife Financial Monthly,
Receive Variable 2.877% (CORRA +
(0.40)%) Monthly, 1/19/26 669 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Canadian Apartment
Properties REIT Monthly, Pay Variable
3.827% (CORRA + 0.55%) Monthly,
1/19/26 641 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Canadian Pacific Kansas
City Monthly, Pay Variable 3.827%
(CORRA + 0.55%) Monthly, 1/19/26 778 45 — 45
Morgan Stanley, Receive Underlying
Reference: Sun Life Financial Monthly,
Pay Variable 3.827% (CORRA + 0.55%)
Monthly, 1/19/26 883 (5) — (5)
Total Canada — (144)
Cayman Islands 0.0%
Citibank, Receive Underlying Reference:
BeiGene Monthly, Pay Variable 4.739%
(SOFR + 0.42%) Monthly, 1/20/26 101 26 — 26
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 165 26 — 26
Morgan Stanley, Receive Underlying
Reference: Structure Therapeutics
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 31 4 — 4
Total Cayman Islands — 56
China 0.0%
UBS Investment Bank, Receive
Underlying Reference: Sany Heavy
Industry, Class A Monthly, Pay Variable
5.020% (1M CNH HIBOR + 0.75%)
Monthly, 1/21/26 1,471 7 — 7
UBS Investment Bank, Receive
Underlying Reference: Shanghai United
Imaging Healthcare, Class A Monthly,
Pay Variable 5.020% (1M CNH HIBOR +
0.75%) Monthly, 1/21/26 1,923 13 — 13
UBS Investment Bank, Receive
Underlying Reference: Shenzhen
Mindray Bio-Medical Electronics, Class A
Monthly, Pay Variable 5.020% (1M CNH
HIBOR + 0.75%) Monthly, 1/21/26 1,632 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Weichai Power,
Class A Monthly, Pay Variable 4.620%
(1M CNH HIBOR + 0.35%) Monthly,
1/21/26 1,757 — (1) 1
Total China (1) 15
Curacao 0.0%
Bank of America, Receive Underlying
Reference: Schlumberger Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 244 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Schlumberger Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 116 (1) — (1)
JPMorgan Chase, Pay Underlying
Reference: Schlumberger Monthly,
Receive Variable 4.075% (SOFR +
(0.25)%) Monthly, 1/20/26 670 7 — 7
JPMorgan Chase, Pay Underlying
Reference: Schlumberger Monthly,
Receive Variable 4.089% (SOFR +
(0.25)%) Monthly, 1/20/26 1,248 111 — 111
Total Curacao — 114
Cyprus 0.0%
UBS Investment Bank, Receive
Underlying Reference: TCS Group
Holding Monthly, Pay Variable 4.670%
(SOFR + 0.35%) Monthly, 1/18/26 — — — —
Total Cyprus — —
Denmark 0.1%
Bank of America, Receive Underlying
Reference: Carlsberg, Class B Monthly,
Pay Variable 3.110% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 1,472 21 — 21
Morgan Stanley, Pay Underlying
Reference: Novo Nordisk, Class B
Monthly, Receive Variable 2.303% (1M
DKK CIBOR + (0.35)%) Monthly, 1/20/26 1,038 1 1 —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Novo Nordisk, Class B
Monthly, Receive Variable 2.410% (1M
DKK CIBOR + (0.35)%) Monthly, 1/20/26 6,672 (2) — (2)
Total Denmark 1 19
Finland 0.0%
Citibank, Pay Underlying Reference:
Fortum Monthly, Receive Variable
2.623% (EUR ESTR + (0.30)%) Monthly,
1/20/26 541 (14) — (14)
Citibank, Receive Underlying Reference:
Stora Enso, Class R Monthly, Pay
Variable 3.323% (EUR ESTR + 0.40%)
Monthly, 1/20/26 528 56 — 56
Citibank, Receive Underlying Reference:
Stora Enso, Class R Monthly, Pay
Variable 3.323% (EUR ESTR + 0.40%)
Monthly, 1/20/26 170 18 — 18
JPMorgan Chase, Receive Underlying
Reference: Sampo, Class A Monthly,
Pay Variable 3.273% (EUR ESTR +
0.35%) Monthly, 1/20/26 1,055 6 — 6
Total Finland — 66
France (0.1)%
Bank of America, Pay Underlying
Reference: EssilorLuxottica Monthly,
Receive Variable 2.573% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 589 (74) — (74)
Citibank, Pay Underlying Reference:
Engie Monthly, Receive Variable 2.623%
(EUR ESTR + (0.30)%) Monthly, 1/20/26 239 (3) — (3)
Citibank, Receive Underlying Reference:
Capgemini Monthly, Pay Variable
3.323% (EUR ESTR + 0.40%) Monthly,
1/20/26 232 27 — 27
Goldman Sachs, Receive Underlying
Reference: AXA Monthly, Pay Variable
3.323% (EUR ESTR + 0.40%) Monthly,
1/17/26 723 48 — 48
Goldman Sachs, Receive Underlying
Reference: Dassault Systemes Monthly,
Pay Variable 3.323% (EUR ESTR +
0.40%) Monthly, 1/20/26 242 28 — 28

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Vinci Monthly, Pay Variable
3.323% (EUR ESTR + 0.40%) Monthly,
1/20/26 212 10 — 10
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly,
Receive Variable 2.573% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 912 (54) — (54)
Morgan Stanley, Pay Underlying
Reference: Orange Monthly, Receive
Variable 2.573% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 317 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 2.573% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 359 (38) — (38)
Total France — (65)
Germany 0.0%
Citibank, Pay Underlying Reference:
Dr Ing hc F Porsche Monthly, Receive
Variable 2.623% (EUR ESTR + (0.30)%)
Monthly, 1/20/26 251 (7) — (7)
Citibank, Pay Underlying Reference:
Fresenius SE & Co KGaA Monthly,
Receive Variable 2.623% (EUR ESTR +
(0.30)%) Monthly, 1/20/26 1,071 (77) — (77)
Goldman Sachs, Receive Underlying
Reference: adidas Monthly, Pay Variable
3.323% (EUR ESTR + 0.40%) Monthly,
1/20/26 372 22 — 22
Goldman Sachs, Receive Underlying
Reference: Allianz Monthly, Pay Variable
3.323% (EUR ESTR + 0.40%) Monthly,
1/20/26 568 25 — 25
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 3.323% (EUR ESTR +
0.40%) Monthly, 1/20/26 530 42 — 42
Goldman Sachs, Receive Underlying
Reference: Siemens Healthineers
Monthly, Pay Variable 3.323% (EUR
ESTR + 0.40%) Monthly, 1/20/26 469 32 — 32

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Volkswagen Monthly, Pay
Variable 3.323% (EUR ESTR + 0.40%)
Monthly, 1/20/26 1,302 6 — 6
JPMorgan Chase, Pay Underlying
Reference: Fresenius SE & Co KGaA
Monthly, Receive Variable 2.573% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 357 (16) — (16)
JPMorgan Chase, Receive Underlying
Reference: BASF Monthly, Pay Variable
3.273% (EUR ESTR + 0.35%) Monthly,
1/20/26 214 11 — 11
JPMorgan Chase, Receive Underlying
Reference: Hannover Rueck Monthly,
Pay Variable 3.273% (EUR ESTR +
0.35%) Monthly, 1/20/26 253 7 — 7
JPMorgan Chase, Receive Underlying
Reference: Infineon Technologies
Monthly, Pay Variable 3.273% (EUR
ESTR + 0.35%) Monthly, 1/20/26 356 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: Brenntag Monthly, Receive
Variable 2.573% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 375 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: Delivery Hero Monthly,
Receive Variable 2.573% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 318 46 — 46
Morgan Stanley, Pay Underlying
Reference: Fresenius Medical Care
Monthly, Receive Variable 2.573% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 372 (33) — (33)
Morgan Stanley, Receive Underlying
Reference: SAP Monthly, Pay Variable
3.273% (EUR ESTR + 0.35%) Monthly,
1/20/26 779 46 — 46
UBS Investment Bank, Pay Underlying
Reference: Vonovia Monthly, Receive
Variable 2.523% (EUR ESTR + (0.40)%)
Monthly, 1/20/26 477 (26) — (26)
Total Germany — 34

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Indonesia (0.0)%
Bank of America, Receive Underlying
Reference: Bank Central Asia Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 239 (10) — (10)
Total Indonesia — (10)
Ireland 0.0%
Morgan Stanley, Pay Underlying
Reference: Pentair Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 474 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Accenture, Class A Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 631 65 — 65
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
4.725% (SOFR + 0.40%) Monthly,
1/20/26 1,169 47 — 47
Total Ireland — 102
Israel 0.0%
Morgan Stanley, Receive Underlying
Reference: Monday.com Monthly, Pay
Variable 4.747% (SOFR + 0.40%)
Monthly, 1/20/26 386 13 — 13
Total Israel — 13
Italy 0.0%
Goldman Sachs, Receive Underlying
Reference: Enel Monthly, Pay Variable
3.323% (EUR ESTR + 0.40%) Monthly,
1/17/26 359 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: Intesa Sanpaolo Monthly,
Pay Variable 3.323% (EUR ESTR +
0.40%) Monthly, 1/17/26 615 18 — 18
JPMorgan Chase, Receive Underlying
Reference: FinecoBank Banca Fineco
Monthly, Pay Variable 3.273% (EUR
ESTR + 0.35%) Monthly, 1/20/26 627 23 — 23

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Amplifon Monthly, Receive
Variable 2.573% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 193 4 — 4
Morgan Stanley, Receive Underlying
Reference: UniCredit Monthly, Pay
Variable 3.273% (EUR ESTR + 0.35%)
Monthly, 1/20/26 387 25 — 25
Total Italy — 60
Japan 0.1%
Citibank, Pay Underlying Reference:
Astellas Pharma Monthly, Receive
Variable (0.123)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 17,946 2 — 2
Citibank, Pay Underlying Reference:
SCREEN Holdings Monthly, Receive
Variable (0.136)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 15,570 (5) — (5)
Citibank, Receive Underlying Reference:
Sanrio Monthly, Pay Variable 0.664%
(JPY TONA + 0.38%) Monthly, 1/20/26 34,947 23 — 23
Citigroup Global Markets, Pay
Underlying Reference: Astellas Pharma
Monthly, Receive Variable (0.119)% (JPY
TONA + (0.42)%) Monthly, 1/20/26 18,643 — — —
Citigroup Global Markets, Pay
Underlying Reference: Astellas Pharma
Monthly, Receive Variable (0.115)% (JPY
TONA + (0.42)%) Monthly, 1/20/26 5,899 — — —
Citigroup Global Markets, Pay
Underlying Reference: Murata
Manufacturing Monthly, Receive Variable
(0.136)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 110,367 36 — 36
Citigroup Global Markets, Pay
Underlying Reference: SCREEN
Holdings Monthly, Receive Variable
(0.136)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 7,266 (2) — (2)
Citigroup Global Markets, Receive
Underlying Reference: Sanrio Monthly,
Pay Variable 0.664% (JPY TONA +
0.38%) Monthly, 1/20/26 24,357 16 — 16

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citigroup Global Markets, Receive
Underlying Reference: Sumitomo Mitsui
Trust Group Monthly, Pay Variable
0.664% (JPY TONA + 0.38%) Monthly,
1/20/26 90,847 20 — 20
Morgan Stanley, Pay Underlying
Reference: Aisin Monthly, Receive
Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 131,454 (34) — (34)
Morgan Stanley, Pay Underlying
Reference: Central Japan Railway
Monthly, Receive Variable (0.110)% (JPY
TONA + (0.42)%) Monthly, 1/20/26 253,445 (52) — (52)
Morgan Stanley, Pay Underlying
Reference: Eisai Monthly, Receive
Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 58,547 (37) — (37)
Morgan Stanley, Pay Underlying
Reference: Fast Retailing Monthly,
Receive Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 38,672 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Hoya Monthly, Receive
Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 69,088 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Isuzu Motors Monthly,
Receive Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 50,580 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: ITOCHU Monthly, Receive
Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 128,862 2 — 2
Morgan Stanley, Pay Underlying
Reference: Kao Monthly, Receive
Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 74,050 (31) — (31)
Morgan Stanley, Pay Underlying
Reference: Kirin Holdings Monthly,
Receive Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 38,840 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Lasertec Monthly, Receive
Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 39,447 (15) — (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: MINEBEA MITSUMI Monthly,
Receive Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 37,924 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Monthly, Receive
Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 89,107 1 — 1
Morgan Stanley, Pay Underlying
Reference: Nippon Telegraph &
Telephone Monthly, Receive Variable
0.057% (JPY TONA + (0.42)%) Monthly,
1/20/26 1,119 — — —
Morgan Stanley, Pay Underlying
Reference: Nippon Telegraph &
Telephone Monthly, Receive Variable
0.057% (JPY TONA + (0.42)%) Monthly,
1/20/26 4,904 — — —
Morgan Stanley, Pay Underlying
Reference: Nippon Telegraph &
Telephone Monthly, Receive Variable
0.060% (JPY TONA + (0.42)%) Monthly,
1/20/26 3,578 — — —
Morgan Stanley, Pay Underlying
Reference: Nippon Telegraph &
Telephone Monthly, Receive Variable
0.060% (JPY TONA + (0.42)%) Monthly,
1/20/26 1,601 — — —
Morgan Stanley, Pay Underlying
Reference: Nitori Holdings Monthly,
Receive Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 39,809 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Olympus Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 160,827 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Pan Pacific International
Holdings Monthly, Receive Variable
(0.110)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 41,636 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Shionogi Monthly, Receive
Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 84,804 (17) — (17)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Shiseido Monthly, Receive
Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 36,245 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Sompo Holdings Monthly,
Receive Variable (0.110)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 41,620 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Sumitomo Mitsui Financial
Group Monthly, Receive Variable
(0.110)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 42,191 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Asics Monthly, Pay Variable
0.840% (JPY TONA + 0.53%) Monthly,
1/20/26 64,680 24 — 24
Morgan Stanley, Receive Underlying
Reference: Bridgestone Monthly, Pay
Variable 0.840% (JPY TONA + 0.53%)
Monthly, 1/20/26 91,624 39 — 39
Morgan Stanley, Receive Underlying
Reference: Calbee Monthly, Pay Variable
0.840% (JPY TONA + 0.53%) Monthly,
1/20/26 34,866 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Chugai Pharmaceutical
Monthly, Pay Variable 0.840% (JPY
TONA + 0.53%) Monthly, 1/20/26 105,410 7 — 7
Morgan Stanley, Receive Underlying
Reference: Denso Monthly, Pay Variable
0.840% (JPY TONA + 0.53%) Monthly,
1/20/26 35,730 2 — 2
Morgan Stanley, Receive Underlying
Reference: Fukuoka Financial Group
Monthly, Pay Variable 0.840% (JPY
TONA + 0.53%) Monthly, 1/20/26 59,111 23 — 23
Morgan Stanley, Receive Underlying
Reference: Isetan Mitsukoshi Holdings
Monthly, Pay Variable 0.840% (JPY
TONA + 0.53%) Monthly, 1/20/26 72,742 49 — 49
Morgan Stanley, Receive Underlying
Reference: KDDI Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/20/26 1,035 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: KDDI Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/20/26 5,190 — — —
Morgan Stanley, Receive Underlying
Reference: KDDI Monthly, Pay Variable
1.010% (JPY TONA + 0.53%) Monthly,
1/20/26 5,682 — — —
Morgan Stanley, Receive Underlying
Reference: Kusuri no Aoki Holdings
Monthly, Pay Variable 0.840% (JPY
TONA + 0.53%) Monthly, 1/20/26 39,463 15 — 15
Morgan Stanley, Receive Underlying
Reference: Kyushu Railway Monthly,
Pay Variable 0.840% (JPY TONA +
0.53%) Monthly, 1/20/26 61,116 8 — 8
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Chemical Group
Monthly, Pay Variable 0.840% (JPY
TONA + 0.53%) Monthly, 1/20/26 52,294 12 — 12
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Estate Monthly,
Pay Variable 0.840% (JPY TONA +
0.53%) Monthly, 1/20/26 89,399 39 — 39
Morgan Stanley, Receive Underlying
Reference: Nintendo Monthly, Pay
Variable 0.840% (JPY TONA + 0.53%)
Monthly, 1/20/26 45,912 20 — 20
Morgan Stanley, Receive Underlying
Reference: Nippon Sanso Holdings
Monthly, Pay Variable 0.840% (JPY
TONA + 0.53%) Monthly, 1/20/26 49,980 16 — 16
Morgan Stanley, Receive Underlying
Reference: Nissan Motor Monthly, Pay
Variable 0.840% (JPY TONA + 0.53%)
Monthly, 1/20/26 52,552 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Open House Group Monthly,
Pay Variable 0.840% (JPY TONA +
0.53%) Monthly, 1/20/26 46,292 — — —
Morgan Stanley, Receive Underlying
Reference: Otsuka Holdings Monthly,
Pay Variable 0.840% (JPY TONA +
0.53%) Monthly, 1/20/26 128,202 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Recruit Holdings Monthly,
Pay Variable 0.840% (JPY TONA +
0.53%) Monthly, 1/20/26 77,700 20 — 20
Morgan Stanley, Receive Underlying
Reference: Renesas Electronics
Monthly, Pay Variable 0.840% (JPY
TONA + 0.53%) Monthly, 1/20/26 53,550 27 — 27
Morgan Stanley, Receive Underlying
Reference: Sanrio Monthly, Pay Variable
0.840% (JPY TONA + 0.53%) Monthly,
1/20/26 49,661 41 — 41
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 0.840% (JPY TONA +
0.53%) Monthly, 1/20/26 145,663 9 — 9
Morgan Stanley, Receive Underlying
Reference: Shin-Etsu Chemical Monthly,
Pay Variable 0.840% (JPY TONA +
0.53%) Monthly, 1/20/26 30,096 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: SoftBank Group Monthly,
Pay Variable 0.840% (JPY TONA +
0.53%) Monthly, 1/20/26 51,306 15 — 15
Morgan Stanley, Receive Underlying
Reference: Subaru Monthly, Pay
Variable 0.840% (JPY TONA + 0.53%)
Monthly, 1/20/26 82,929 14 — 14
Morgan Stanley, Receive Underlying
Reference: Sumitomo Realty &
Development Monthly, Pay Variable
0.840% (JPY TONA + 0.53%) Monthly,
1/20/26 64,800 51 — 51
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.840% (JPY
TONA + 0.53%) Monthly, 1/20/26 43,921 6 — 6
Morgan Stanley, Receive Underlying
Reference: Unicharm Monthly, Pay
Variable 0.871% (JPY TONA + 0.53%)
Monthly, 1/20/26 54,134 (1) — (1)
UBS Investment Bank, Pay Underlying
Reference: Daiichi Sankyo Monthly,
Receive Variable (0.116)% (JPY TONA +
(0.40)%) Monthly, 1/20/26 39,715 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: FANUC Monthly, Receive
Variable (0.103)% (JPY TONA +
(0.40)%) Monthly, 1/20/26 40,879 (34) — (34)
UBS Investment Bank, Pay Underlying
Reference: Omron Monthly, Receive
Variable (0.103)% (JPY TONA +
(0.40)%) Monthly, 1/20/26 117,502 (51) — (51)
UBS Investment Bank, Pay Underlying
Reference: Omron Monthly, Receive
Variable (0.095)% (JPY TONA +
(0.40)%) Monthly, 1/20/26 106,022 (63) — (63)
UBS Investment Bank, Receive
Underlying Reference: CKD Monthly,
Pay Variable 0.647% (JPY TONA +
0.35%) Monthly, 1/20/26 79,616 7 — 7
UBS Investment Bank, Receive
Underlying Reference: Keyence Monthly,
Pay Variable 0.634% (JPY TONA +
0.35%) Monthly, 1/20/26 64,640 17 — 17
UBS Investment Bank, Receive
Underlying Reference: Keyence Monthly,
Pay Variable 0.647% (JPY TONA +
0.35%) Monthly, 1/20/26 88,268 38 — 38
UBS Investment Bank, Receive
Underlying Reference: Keyence Monthly,
Pay Variable 0.655% (JPY TONA +
0.35%) Monthly, 1/20/26 43,825 21 — 21
UBS Investment Bank, Receive
Underlying Reference: Optex Group
Monthly, Pay Variable 0.647% (JPY
TONA + 0.35%) Monthly, 1/20/26 41,172 (5) — (5)
UBS Investment Bank, Receive
Underlying Reference: SMC Monthly,
Pay Variable 0.647% (JPY TONA +
0.35%) Monthly, 1/20/26 41,787 (4) — (4)
UBS Investment Bank, Receive
Underlying Reference: Taiheiyo Cement
Monthly, Pay Variable 0.634% (JPY
TONA + 0.35%) Monthly, 1/17/26 81,128 69 — 69

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Yaskawa Electric
Monthly, Pay Variable 0.647% (JPY
TONA + 0.35%) Monthly, 1/20/26 41,653 19 — 19
Total Japan — 249
Jersey (0.0)%
JPMorgan Chase, Pay Underlying
Reference: Amcor Monthly, Receive
Variable 4.075% (SOFR + (0.25)%)
Monthly, 1/20/26 800 (8) — (8)
Total Jersey — (8)
Luxembourg (0.0)%
Goldman Sachs, Receive Underlying
Reference: Tenaris Monthly, Pay
Variable 3.323% (EUR ESTR + 0.40%)
Monthly, 1/17/26 320 (12) — (12)
Total Luxembourg — (12)
Mexico 0.0%
Morgan Stanley, Receive Underlying
Reference: Controladora AXTEL
Monthly, Pay Variable 10.390%
(MXIBTIIE + 0.55%) Monthly, 1/19/26 135 1 — 1
Total Mexico — 1
Netherlands 0.0%
Bank of America, Receive Underlying
Reference: ING Groep Monthly, Pay
Variable 3.273% (EUR ESTR + 0.35%)
Monthly, 1/20/26 238 3 — 3
Bank of America, Receive Underlying
Reference: NXP Semiconductors
Monthly, Pay Variable 4.625% (SOFR +
0.30%) Monthly, 1/20/26 444 (11) — (11)
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay
Variable 3.323% (EUR ESTR + 0.40%)
Monthly, 1/17/26 130 6 — 6
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay
Variable 3.323% (EUR ESTR + 0.40%)
Monthly, 1/20/26 59 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: ASR Nederland
Monthly, Pay Variable 3.273% (EUR
ESTR + 0.35%) Monthly, 1/20/26 245 12 — 12
UBS Investment Bank, Receive
Underlying Reference: Koninklijke
Philips Monthly, Pay Variable 3.273%
(EUR ESTR + 0.35%) Monthly, 1/20/26 252 21 — 21
Total Netherlands — 34
Norway 0.0%
JPMorgan Chase, Receive Underlying
Reference: Storebrand Monthly, Pay
Variable 4.990% (1M NOK NIBOR +
0.40%) Monthly, 1/20/26 4,353 22 — 22
Morgan Stanley, Pay Underlying
Reference: Equinor Monthly, Receive
Variable 4.240% (1M NOK NIBOR +
(0.35)%) Monthly, 1/20/26 10,074 56 — 56
Morgan Stanley, Pay Underlying
Reference: Norsk Hydro Monthly,
Receive Variable 4.240% (1M NOK
NIBOR + (0.35)%) Monthly, 1/20/26 2,863 — — —
Total Norway — 78
Portugal (0.0)%
Goldman Sachs, Receive Underlying
Reference: Jeronimo Martins SGPS
Monthly, Pay Variable 3.323% (EUR
ESTR + 0.40%) Monthly, 1/20/26 301 9 — 9
Morgan Stanley, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 3.273% (EUR ESTR +
0.35%) Monthly, 1/20/26 339 (18) — (18)
Total Portugal — (9)
Spain 0.0%
JPMorgan Chase, Receive Underlying
Reference: Puig Brands, Class B
Monthly, Pay Variable 3.273% (EUR
ESTR + 0.35%) Monthly, 1/20/26 163 20 — 20
Morgan Stanley, Pay Underlying
Reference: Iberdrola Monthly, Receive
Variable 2.573% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 256 (7) — (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Redeia Monthly, Pay Variable
3.273% (EUR ESTR + 0.35%) Monthly,
1/20/26 1,480 26 — 26
Total Spain — 39
Sweden (0.0)%
Citibank, Pay Underlying Reference:
Svenska Cellulosa, Class B Monthly,
Receive Variable 2.175% (1M SEK
STIBOR + (0.35)%) Monthly, 1/20/26 7,265 (60) — (60)
Goldman Sachs, Receive Underlying
Reference: Telefonaktiebolaget LM
Ericsson, Class B Monthly, Pay Variable
2.763% (1M SEK STIBOR + 0.35%)
Monthly, 1/20/26 6,859 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Evolution Monthly, Receive
Variable 2.137% (1M SEK STIBOR +
(0.35)%) Monthly, 1/20/26 2,128 2 — 2
Morgan Stanley, Receive Underlying
Reference: Kinnevik, Class B Monthly,
Pay Variable 2.837% (1M SEK STIBOR
+ 0.35%) Monthly, 1/20/26 3,024 31 — 31
UBS Investment Bank, Receive
Underlying Reference: Essity, Class B
Monthly, Pay Variable 2.877% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/26 5,549 (31) — (31)
Total Sweden — (68)
Switzerland 0.1%
Bank of America, Pay Underlying
Reference: Straumann Holding Monthly,
Receive Variable 0.098% (SARON +
(0.35)%) Monthly, 1/20/26 199 (16) — (16)
Bank of America, Receive Underlying
Reference: Julius Baer Group Monthly,
Pay Variable 0.801% (1M CHF LIBOR +
0.35%) Monthly, 1/20/26 248 1 — 1
Citigroup Global Markets, Pay
Underlying Reference: Geberit Monthly,
Receive Variable 0.022% (SARON +
(0.42)%) Monthly, 1/17/26 259 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Zurich Insurance Group
Monthly, Receive Variable 0.038%
(SARON + (0.41)%) Monthly, 1/20/26 2,150 (71) — (71)
Goldman Sachs, Receive Underlying
Reference: Alcon Monthly, Pay Variable
0.738% (SARON + 0.29%) Monthly,
1/20/26 290 33 — 33
JPMorgan Chase, Receive Underlying
Reference: Cie Financiere Richemont,
Class A Monthly, Pay Variable 0.848%
(SARON + 0.40%) Monthly, 1/20/26 322 97 — 97
JPMorgan Chase, Receive Underlying
Reference: Roche Holding Monthly, Pay
Variable 0.848% (1M CHF LIBOR +
0.40%) Monthly, 1/20/26 799 66 — 66
JPMorgan Chase, Receive Underlying
Reference: Roche Holding Monthly, Pay
Variable 0.852% (1M CHF LIBOR +
0.40%) Monthly, 1/20/26 346 16 — 16
Morgan Stanley, Pay Underlying
Reference: Nestle Monthly, Receive
Variable 0.038% (SARON + (0.41)%)
Monthly, 1/20/26 866 (49) — (49)
Morgan Stanley, Pay Underlying
Reference: Novartis Monthly, Receive
Variable 0.038% (SARON + (0.41)%)
Monthly, 1/20/26 209 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Sonova Holding Monthly,
Pay Variable 0.738% (1M CHF LIBOR +
0.29%) Monthly, 1/20/26 1,213 65 — 65
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 0.792% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/26 455 37 — 37
Total Switzerland — 163
Taiwan 0.0%
Morgan Stanley, Receive Underlying
Reference: Taiwan Semiconductor
Manufacturing Monthly, Pay Variable
4.725% (SOFR + 0.40%) Monthly,
1/20/26 285 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Taiwan
Semiconductor Manufacturing Monthly,
Pay Variable 4.819% (SOFR + 0.50%)
Monthly, 1/21/26 269 8 — 8
Total Taiwan — 11
United Kingdom 0.1%
Bank of America, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 5.054% (GBP SONIA + 0.35%)
Monthly, 1/20/26 16 2 — 2
Citibank, Pay Underlying Reference:
Diageo Monthly, Receive Variable
4.396% (GBP SONIA + (0.31)%)
Monthly, 1/17/26 806 45 — 45
Citibank, Pay Underlying Reference:
JD Sports Fashion Monthly, Receive
Variable 4.396% (GBP SONIA +
(0.31)%) Monthly, 1/17/26 181 20 — 20
Goldman Sachs, Pay Underlying
Reference: BP Monthly, Receive
Variable 4.354% (GBP SONIA +
(0.35)%) Monthly, 1/20/26 459 2 — 2
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay
Variable 5.084% (GBP SONIA + 0.38%)
Monthly, 1/17/26 615 42 — 42
Goldman Sachs, Receive Underlying
Reference: Bunzl Monthly, Pay Variable
5.084% (GBP SONIA + 0.38%) Monthly,
1/17/26 926 37 — 37
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 5.084% (GBP SONIA + 0.38%)
Monthly, 1/20/26 522 34 — 34
Goldman Sachs, Receive Underlying
Reference: Standard Chartered Monthly,
Pay Variable 5.084% (GBP SONIA +
0.38%) Monthly, 1/20/26 299 12 — 12
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 404 (31) — (31)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Rentokil Initial Monthly,
Receive Variable 4.354% (GBP SONIA +
(0.35)%) Monthly, 1/20/26 556 (31) — (31)
JPMorgan Chase, Receive Underlying
Reference: Persimmon Monthly, Pay
Variable 5.054% (GBP SONIA + 0.35%)
Monthly, 1/20/26 227 24 — 24
JPMorgan Chase, Receive Underlying
Reference: RELX Monthly, Pay Variable
5.054% (GBP SONIA + 0.35%) Monthly,
1/20/26 257 16 — 16
Morgan Stanley, Pay Underlying
Reference: Kingfisher Monthly, Receive
Variable 4.394% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 644 (24) — (24)
Morgan Stanley, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 5.094% (GBP SONIA + 0.39%)
Monthly, 1/20/26 727 94 — 94
Morgan Stanley, Receive Underlying
Reference: Shell Monthly, Pay Variable
5.094% (GBP SONIA + 0.39%) Monthly,
1/20/26 1,813 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Wise, Class A Monthly, Pay
Variable 5.092% (GBP SONIA + 0.39%)
Monthly, 1/20/26 185 6 — 6
Morgan Stanley, Receive Underlying
Reference: Wise, Class A Monthly, Pay
Variable 5.092% (GBP SONIA + 0.39%)
Monthly, 1/20/26 314 19 — 19
Total United Kingdom — 259
United States (0.2)%
Bank of America, Pay Underlying
Reference: Albemarle Monthly, Receive
Variable 4.025% (SOFR + (0.30)%)
Monthly, 1/20/26 1,069 125 — 125
Bank of America, Pay Underlying
Reference: American Express Monthly,
Receive Variable 4.025% (SOFR +
(0.30)%) Monthly, 1/20/26 283 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: CoStar Group Monthly,
Receive Variable 4.025% (SOFR +
(0.30)%) Monthly, 1/20/26 267 (12) — (12)
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 4.025% (SOFR +
(0.30)%) Monthly, 1/20/26 511 (9) — (9)
Bank of America, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 4.025% (SOFR + (0.30)%)
Monthly, 1/20/26 324 (4) — (4)
Bank of America, Pay Underlying
Reference: General Motors Monthly,
Receive Variable 4.025% (SOFR +
(0.30)%) Monthly, 1/20/26 440 20 — 20
Bank of America, Pay Underlying
Reference: Solventum Monthly, Receive
Variable 4.025% (SOFR + (0.30)%)
Monthly, 1/20/26 259 (7) — (7)
Bank of America, Pay Underlying
Reference: Teradyne Monthly, Receive
Variable 4.025% (SOFR + (0.30)%)
Monthly, 1/20/26 324 47 — 47
Bank of America, Pay Underlying
Reference: Travelers Monthly, Receive
Variable 4.051% (SOFR + (0.30)%)
Monthly, 1/20/26 462 7 — 7
Bank of America, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.025% (SOFR +
(0.30)%) Monthly, 1/20/26 447 (3) — (3)
Bank of America, Pay Underlying
Reference: Walt Disney Monthly,
Receive Variable 4.025% (SOFR +
(0.30)%) Monthly, 1/20/26 270 (12) — (12)
Bank of America, Receive Underlying
Reference: Ares Management, Class A
Monthly, Pay Variable 4.625% (SOFR +
0.30%) Monthly, 1/20/26 342 25 — 25
Bank of America, Receive Underlying
Reference: Chipotle Mexican Grill
Monthly, Pay Variable 4.625% (SOFR +
0.30%) Monthly, 1/20/26 261 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Dollar Tree Monthly, Pay
Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 278 11 — 11
Bank of America, Receive Underlying
Reference: Dover Monthly, Pay Variable
4.625% (SOFR + 0.30%) Monthly,
1/20/26 480 32 — 32
Bank of America, Receive Underlying
Reference: Expand Energy Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 430 (16) — (16)
Bank of America, Receive Underlying
Reference: Freeport-McMoRan Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 279 (29) — (29)
Bank of America, Receive Underlying
Reference: Frontier Communications
Parent Monthly, Pay Variable 4.625%
(SOFR + 0.30%) Monthly, 1/20/26 2,602 13 — 13
Bank of America, Receive Underlying
Reference: Keurig Dr Pepper Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 268 9 — 9
Bank of America, Receive Underlying
Reference: Meta Platforms, Class A
Monthly, Pay Variable 4.625% (SOFR +
0.30%) Monthly, 1/20/26 418 48 — 48
Bank of America, Receive Underlying
Reference: Procter & Gamble Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 537 24 — 24
Bank of America, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 4.625% (SOFR +
0.30%) Monthly, 1/20/26 250 2 — 2
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
4.625% (SOFR + 0.30%) Monthly,
1/20/26 222 (2) — (2)
Bank of America, Receive Underlying
Reference: Tapestry Monthly, Pay
Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 419 32 — 32

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Tenet Healthcare Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 256 21 — 21
Bank of America, Receive Underlying
Reference: Texas Instruments Monthly,
Pay Variable 4.651% (SOFR + 0.30%)
Monthly, 1/20/26 559 16 — 16
Bank of America, Receive Underlying
Reference: Williams Monthly, Pay
Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 631 (29) — (29)
Bank of America, Receive Underlying
Reference: Xcel Energy Monthly, Pay
Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 758 25 — 25
Citibank, Pay Underlying Reference:
Booking Holdings Monthly, Receive
Variable 4.141% (SOFR + (0.18)%)
Monthly, 1/20/26 193 (1) — (1)
Citibank, Pay Underlying Reference:
Crowdstrike Holdings, Class A Monthly,
Receive Variable 4.139% (SOFR +
(0.18)%) Monthly, 1/20/26 499 (53) — (53)
Citibank, Pay Underlying Reference:
Edwards Lifesciences Monthly, Receive
Variable 4.169% (SOFR + (0.18)%)
Monthly, 1/20/26 275 (12) — (12)
Citibank, Pay Underlying Reference:
Hershey Monthly, Receive Variable
4.138% (SOFR + (0.18)%) Monthly,
1/20/26 899 74 — 74
Citibank, Pay Underlying Reference:
Hershey Monthly, Receive Variable
4.141% (SOFR + (0.18)%) Monthly,
1/20/26 191 11 — 11
Citibank, Pay Underlying Reference:
Kraft Heinz Monthly, Receive Variable
4.139% (SOFR + (0.18)%) Monthly,
1/20/26 360 (1) — (1)
Citibank, Pay Underlying Reference:
MarketAxess Holdings Monthly, Receive
Variable 4.139% (SOFR + (0.18)%)
Monthly, 1/20/26 375 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Nasdaq Monthly, Receive Variable
4.139% (SOFR + (0.18)%) Monthly,
1/20/26 565 (30) — (30)
Citibank, Pay Underlying Reference:
Ralph Lauren Monthly, Receive Variable
4.139% (SOFR + (0.18)%) Monthly,
1/20/26 478 (12) — (12)
Citibank, Pay Underlying Reference:
United Rentals Monthly, Receive
Variable 4.139% (SOFR + (0.18)%)
Monthly, 1/20/26 979 (126) — (126)
Citibank, Receive Underlying Reference:
Amazon.com Monthly, Pay Variable
4.739% (SOFR + 0.42%) Monthly,
1/20/26 388 26 — 26
Citibank, Receive Underlying Reference:
Colgate-Palmolive Monthly, Pay Variable
4.739% (SOFR + 0.42%) Monthly,
1/20/26 654 (4) — (4)
Citibank, Receive Underlying Reference:
ConocoPhillips Monthly, Pay Variable
4.739% (SOFR + 0.42%) Monthly,
1/20/26 810 (25) — (25)
Citibank, Receive Underlying Reference:
Eli Lilly Monthly, Pay Variable 4.738%
(SOFR + 0.42%) Monthly, 1/20/26 425 12 — 12
Citibank, Receive Underlying Reference:
Eli Lilly Monthly, Pay Variable 4.739%
(SOFR + 0.42%) Monthly, 1/20/26 525 14 — 14
Citibank, Receive Underlying Reference:
EQT Monthly, Pay Variable 4.739%
(SOFR + 0.42%) Monthly, 1/20/26 312 12 (1) 13
Citibank, Receive Underlying Reference:
IDEXX Laboratories Monthly, Pay
Variable 4.739% (SOFR + 0.42%)
Monthly, 1/20/26 606 (16) — (16)
Citibank, Receive Underlying Reference:
Mettler-Toledo International Monthly,
Pay Variable 4.739% (SOFR + 0.42%)
Monthly, 1/20/26 516 47 — 47

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Sherwin-Williams Monthly, Pay Variable
4.739% (SOFR + 0.42%) Monthly,
1/20/26 503 29 — 29
Citibank, Receive Underlying Reference:
SiteOne Landscape Supply Monthly,
Pay Variable 4.739% (SOFR + 0.42%)
Monthly, 1/20/26 265 25 — 25
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 4.739% (SOFR + 0.42%)
Monthly, 1/20/26 366 28 — 28
Citibank, Receive Underlying Reference:
Sun Communities Monthly, Pay Variable
4.739% (SOFR + 0.42%) Monthly,
1/20/26 279 8 — 8
Citibank, Receive Underlying Reference:
Verisk Analytics Monthly, Pay Variable
4.739% (SOFR + 0.42%) Monthly,
1/20/26 307 7 — 7
Citibank, Receive Underlying Reference:
Williams Monthly, Pay Variable 4.739%
(SOFR + 0.42%) Monthly, 1/20/26 201 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: Airbnb, Class A Monthly,
Receive Variable 4.043% (SOFR +
(0.30)%) Monthly, 1/20/26 261 1 — 1
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 4.025%
(SOFR + (0.30)%) Monthly, 1/20/26 513 (16) — (16)
Goldman Sachs, Pay Underlying
Reference: Bristol-Myers Squibb
Monthly, Receive Variable 4.025%
(SOFR + (0.30)%) Monthly, 1/20/26 951 (55) — (55)
Goldman Sachs, Pay Underlying
Reference: ICE Biotechnology Gross
Total Return Index Monthly, Receive
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 279 (10) — (10)
Goldman Sachs, Pay Underlying
Reference: iShares U.S. Medical
Devices ETF Monthly, Receive Variable
3.937% (SOFR + (0.388)%) Monthly,
1/20/26 315 (16) — (16)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: JPMorgan Chase Monthly,
Receive Variable 4.025% (SOFR +
(0.30)%) Monthly, 1/20/26 746 (43) — (43)
Goldman Sachs, Pay Underlying
Reference: MSCI All Country World
Index Monthly, Receive Variable 4.995%
(SOFR + 0.67%) Monthly, 1/20/26 36,321 (858) — (858)
Goldman Sachs, Pay Underlying
Reference: MSCI All Country World
Index Monthly, Receive Variable 5.009%
(SOFR + 0.67%) Monthly, 1/20/26 963 (14) 1 (15)
Goldman Sachs, Pay Underlying
Reference: ONEOK Monthly, Receive
Variable 4.025% (SOFR + (0.30)%)
Monthly, 1/20/26 1,006 93 — 93
Goldman Sachs, Pay Underlying
Reference: Teleflex Monthly, Receive
Variable 4.025% (SOFR + (0.30)%)
Monthly, 1/20/26 214 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: Wells Fargo Monthly,
Receive Variable 4.025% (SOFR +
(0.30)%) Monthly, 1/20/26 677 (24) — (24)
Goldman Sachs, Receive Underlying
Reference: Amphenol, Class A Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 780 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: Analog Devices Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 379 (12) — (12)
Goldman Sachs, Receive Underlying
Reference: Charter Communications,
Class A Monthly, Pay Variable 4.625%
(SOFR + 0.30%) Monthly, 1/20/26 244 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Chevron Monthly, Pay
Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 383 (23) — (23)
Goldman Sachs, Receive Underlying
Reference: CME Group Monthly, Pay
Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 251 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: CMS Energy Monthly, Pay
Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 806 (9) — (9)
Goldman Sachs, Receive Underlying
Reference: Devon Energy Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 535 (61) — (61)
Goldman Sachs, Receive Underlying
Reference: Exact Sciences Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 238 11 — 11
Goldman Sachs, Receive Underlying
Reference: Exxon Mobil Monthly, Pay
Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 263 (12) — (12)
Goldman Sachs, Receive Underlying
Reference: Fastenal Monthly, Pay
Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 270 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Financial Select Sector
SPDR Fund Monthly, Pay Variable
4.625% (SOFR + 0.30%) Monthly,
1/20/26 298 11 — 11
Goldman Sachs, Receive Underlying
Reference: Fortive Monthly, Pay Variable
4.625% (SOFR + 0.30%) Monthly,
1/20/26 1,130 48 — 48
Goldman Sachs, Receive Underlying
Reference: KKR Monthly, Pay Variable
4.625% (SOFR + 0.30%) Monthly,
1/20/26 459 50 — 50
Goldman Sachs, Receive Underlying
Reference: Mosaic Monthly, Pay Variable
4.625% (SOFR + 0.30%) Monthly,
1/20/26 336 10 — 10
Goldman Sachs, Receive Underlying
Reference: Synchrony Financial Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 266 3 — 3
Goldman Sachs, Receive Underlying
Reference: Uber Technologies Monthly,
Pay Variable 4.625% (SOFR + 0.30%)
Monthly, 1/20/26 268 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Visa Monthly, Pay Variable
4.625% (SOFR + 0.30%) Monthly,
1/20/26 544 43 — 43
JPMorgan Chase, Pay Underlying
Reference: Match Group Monthly,
Receive Variable 4.075% (SOFR +
(0.25)%) Monthly, 1/20/26 222 (25) — (25)
JPMorgan Chase, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 4.075% (SOFR +
(0.25)%) Monthly, 1/20/26 889 61 — 61
JPMorgan Chase, Receive Underlying
Reference: Berry Global Group Monthly,
Pay Variable 4.675% (SOFR + 0.35%)
Monthly, 1/20/26 767 12 — 12
JPMorgan Chase, Receive Underlying
Reference: Biogen Monthly, Pay Variable
4.675% (SOFR + 0.35%) Monthly,
1/20/26 396 7 — 7
JPMorgan Chase, Receive Underlying
Reference: Block Monthly, Pay Variable
4.675% (SOFR + 0.35%) Monthly,
1/20/26 433 30 — 30
JPMorgan Chase, Receive Underlying
Reference: ChampionX Monthly, Pay
Variable 4.689% (SOFR + 0.35%)
Monthly, 1/20/26 1,217 (117) — (117)
JPMorgan Chase, Receive Underlying
Reference: Corning Monthly, Pay
Variable 4.675% (SOFR + 0.35%)
Monthly, 1/20/26 220 14 — 14
JPMorgan Chase, Receive Underlying
Reference: Coupang Monthly, Pay
Variable 4.675% (SOFR + 0.35%)
Monthly, 1/20/26 254 13 — 13
JPMorgan Chase, Receive Underlying
Reference: CubeSmart Monthly, Pay
Variable 4.675% (SOFR + 0.35%)
Monthly, 1/20/26 224 6 — 6
JPMorgan Chase, Receive Underlying
Reference: Exelon Monthly, Pay Variable
4.675% (SOFR + 0.35%) Monthly,
1/20/26 702 35 — 35

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay
Variable 4.675% (SOFR + 0.35%)
Monthly, 1/20/26 415 34 — 34
JPMorgan Chase, Receive Underlying
Reference: Home Depot Monthly, Pay
Variable 4.675% (SOFR + 0.35%)
Monthly, 1/20/26 796 10 — 10
JPMorgan Chase, Receive Underlying
Reference: Norfolk Southern Monthly,
Pay Variable 4.675% (SOFR + 0.35%)
Monthly, 1/20/26 292 17 — 17
JPMorgan Chase, Receive Underlying
Reference: Nutanix, Class A Monthly,
Pay Variable 4.675% (SOFR + 0.35%)
Monthly, 1/20/26 216 9 — 9
JPMorgan Chase, Receive Underlying
Reference: ON Semiconductor Monthly,
Pay Variable 4.675% (SOFR + 0.35%)
Monthly, 1/20/26 315 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Abbott Laboratories Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 628 (97) — (97)
Morgan Stanley, Pay Underlying
Reference: AbbVie Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 499 (40) — (40)
Morgan Stanley, Pay Underlying
Reference: Adobe Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 556 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: Alcoa Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 151 12 — 12
Morgan Stanley, Pay Underlying
Reference: Amgen Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 252 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Axos Financial Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 170 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Baker Hughes Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 274 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: BlackRock Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 640 (38) — (38)
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 1,123 8 — 8
Morgan Stanley, Pay Underlying
Reference: CenterPoint Energy Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 783 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: Costco Wholesale Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 953 (56) — (56)
Morgan Stanley, Pay Underlying
Reference: Coterra Energy Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 306 15 — 15
Morgan Stanley, Pay Underlying
Reference: Dell Technologies, Class
C Monthly, Receive Variable 4.125%
(SOFR + (0.20)%) Monthly, 1/20/26 173 9 — 9
Morgan Stanley, Pay Underlying
Reference: Dominion Energy Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 246 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Edison International Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 739 89 — 89
Morgan Stanley, Pay Underlying
Reference: Enphase Energy Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 187 10 — 10
Morgan Stanley, Pay Underlying
Reference: Extra Space Storage
Monthly, Receive Variable 4.125%
(SOFR + (0.20)%) Monthly, 1/20/26 880 (25) — (25)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 1,094 (70) — (70)
Morgan Stanley, Pay Underlying
Reference: Generac Holdings Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 476 33 — 33
Morgan Stanley, Pay Underlying
Reference: Henry Schein Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 467 (57) — (57)
Morgan Stanley, Pay Underlying
Reference: Hewlett Packard Enterprise
Monthly, Receive Variable 4.125%
(SOFR + (0.20)%) Monthly, 1/20/26 225 21 — 21
Morgan Stanley, Pay Underlying
Reference: Hologic Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 251 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Insulet Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 378 (19) — (19)
Morgan Stanley, Pay Underlying
Reference: International Business
Machines Monthly, Receive Variable
4.125% (SOFR + (0.20)%) Monthly,
1/20/26 508 (81) — (81)
Morgan Stanley, Pay Underlying
Reference: International Paper Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 3,730 9 — 9
Morgan Stanley, Pay Underlying
Reference: iShares U.S. Healthcare
Providers ETF Monthly, Receive Variable
3.658% (SOFR + (0.63)%) Monthly,
1/20/26 328 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 321 (20) — (20)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable 4.125%
(SOFR + (0.20)%) Monthly, 1/20/26 907 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 822 (39) — (39)
Morgan Stanley, Pay Underlying
Reference: KLA Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 256 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 427 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Lam Research Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 257 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: Lyft, Class A Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 148 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Materials Select Sector
Index  Monthly, Receive Variable 4.399%
(SOFR + 0.05%) Monthly, 1/20/26 299 (2) 2 (4)
Morgan Stanley, Pay Underlying
Reference: Moderna Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 219 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: MongoDB Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 141 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: NiSource Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 273 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 265 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: PVH Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 331 32 — 32
Morgan Stanley, Pay Underlying
Reference: S&P Oil & Gas Exploration
& Production Select Industry Index
Monthly, Receive Variable 4.340%
(SOFR + (0.05)%) Monthly, 1/20/26 282 13 6 7
Morgan Stanley, Pay Underlying
Reference: Skyworks Solutions Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 694 28 — 28
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 879 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Sysco Corp Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 700 12 — 12
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 622 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Tyler Technologies Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 257 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: U.S. Bancorp Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 553 35 — 35
Morgan Stanley, Pay Underlying
Reference: Union Pacific Monthly,
Receive Variable 4.125% (SOFR +
(0.20)%) Monthly, 1/20/26 530 (38) — (38)
Morgan Stanley, Pay Underlying
Reference: Utilities Select Sector SPDR
Fund Monthly, Receive Variable 4.125%
(SOFR + (0.20)%) Monthly, 1/20/26 278 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Veralto Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 491 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Verizon Communications
Monthly, Receive Variable 4.125%
(SOFR + (0.20)%) Monthly, 1/20/26 1,524 (72) — (72)
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 4.125% (SOFR + (0.20)%)
Monthly, 1/20/26 595 (25) — (25)
Morgan Stanley, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 198 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Agilent Technologies
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 426 27 — 27
Morgan Stanley, Receive Underlying
Reference: Albertsons Cos, Class A
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 206 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Allstate Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 266 5 — 5
Morgan Stanley, Receive Underlying
Reference: Altaba ESCROW Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 — 14 — 14
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 267 8 — 8
Morgan Stanley, Receive Underlying
Reference: Applied Materials Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 279 2 — 2
Morgan Stanley, Receive Underlying
Reference: Bank of America Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 1,453 (28) — (28)
Morgan Stanley, Receive Underlying
Reference: Bank of New York Mellon
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 1,198 61 — 61

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Banzai International Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Bath & Body Works Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 306 5 — 5
Morgan Stanley, Receive Underlying
Reference: Bio-Techne Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 279 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 419 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Cboe Global Markets
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 249 15 — 15
Morgan Stanley, Receive Underlying
Reference: Charles Schwab Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 237 29 — 29
Morgan Stanley, Receive Underlying
Reference: CMS Energy Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 28 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: CMS Energy Monthly, Pay
Variable 4.739% (SOFR + 0.40%)
Monthly, 1/20/26 94 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: CMS Energy Monthly, Pay
Variable 4.743% (SOFR + 0.40%)
Monthly, 1/20/26 41 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Comcast, Class A Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 356 (29) — (29)
Morgan Stanley, Receive Underlying
Reference: Corebridge Financial
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 117 11 — 11

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
4.725% (SOFR + 0.40%) Monthly,
1/20/26 492 5 — 5
Morgan Stanley, Receive Underlying
Reference: CVS Health Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 613 57 — 57
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 659 (44) — (44)
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay
Variable 4.750% (SOFR + 0.40%)
Monthly, 1/20/26 79 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Deckers Outdoor Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 261 (34) — (34)
Morgan Stanley, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
4.725% (SOFR + 0.40%) Monthly,
1/20/26 201 17 — 17
Morgan Stanley, Receive Underlying
Reference: Entergy Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 1,358 33 — 33
Morgan Stanley, Receive Underlying
Reference: Equity Residential Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 135 1 — 1
Morgan Stanley, Receive Underlying
Reference: Equity Residential Monthly,
Pay Variable 4.739% (SOFR + 0.40%)
Monthly, 1/20/26 135 1 — 1
Morgan Stanley, Receive Underlying
Reference: Evergy Monthly, Pay Variable
4.725% (SOFR + 0.40%) Monthly,
1/20/26 748 29 — 29
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 372 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Freeport-McMoRan Monthly,
Pay Variable 4.747% (SOFR + 0.40%)
Monthly, 1/20/26 257 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: GoDaddy, Class A Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 466 31 — 31
Morgan Stanley, Receive Underlying
Reference: Industrial Select Sector
SPDR Fund Monthly, Pay Variable
4.725% (SOFR + 0.40%) Monthly,
1/20/26 294 6 — 6
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 143 13 — 13
Morgan Stanley, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 273 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: iShares Expanded Tech-
Software Sector ETF Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 284 10 — 10
Morgan Stanley, Receive Underlying
Reference: iShares Semiconductor ETF
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 268 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: iShares U.S. Consumer
Discretionary ETF Monthly, Pay Variable
4.725% (SOFR + 0.40%) Monthly,
1/20/26 309 10 — 10
Morgan Stanley, Receive Underlying
Reference: Ivanhoe Electric Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 61 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Kellanova Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 1,161 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Kenvue Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 229 4 — 4
Morgan Stanley, Receive Underlying
Reference: KeyCorp Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 823 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Keysight Technologies
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 221 17 — 17
Morgan Stanley, Receive Underlying
Reference: Marathon Petroleum
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 247 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Marriott International, Class
A Monthly, Pay Variable 4.725% (SOFR
+ 0.40%) Monthly, 1/20/26 329 17 — 17
Morgan Stanley, Receive Underlying
Reference: Marvell Technology Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 593 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: Micron Technology Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 270 (32) — (32)
Morgan Stanley, Receive Underlying
Reference: Monolithic Power Systems
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 397 22 — 22
Morgan Stanley, Receive Underlying
Reference: Mosaic Monthly, Pay Variable
4.725% (SOFR + 0.40%) Monthly,
1/20/26 155 5 — 5
Morgan Stanley, Receive Underlying
Reference: Netflix Monthly, Pay Variable
4.725% (SOFR + 0.40%) Monthly,
1/20/26 411 61 — 61
Morgan Stanley, Receive Underlying
Reference: Newmont Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 323 10 — 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Norfolk Southern Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 140 8 — 8
Morgan Stanley, Receive Underlying
Reference: Palo Alto Networks Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 277 16 — 16
Morgan Stanley, Receive Underlying
Reference: Palo Alto Networks Monthly,
Pay Variable 4.739% (SOFR + 0.40%)
Monthly, 1/20/26 185 6 — 6
Morgan Stanley, Receive Underlying
Reference: Pershing Square Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 836 81 — 81
Morgan Stanley, Receive Underlying
Reference: Prologis Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 664 69 — 69
Morgan Stanley, Receive Underlying
Reference: Regeneron Pharmaceuticals
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 241 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 530 3 — 3
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 352 38 — 38
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 502 4 — 4
Morgan Stanley, Receive Underlying
Reference: Samsung Electronics
Monthly, Pay Variable 5.177% (SOFR +
0.85%) Monthly, 1/21/26 92 (2) — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: ServiceNow Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 267 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: State Street Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 449 7 — 7
Morgan Stanley, Receive Underlying
Reference: Steel Dynamics Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 368 8 — 8
Morgan Stanley, Receive Underlying
Reference: Synopsys Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 189 6 — 6
Morgan Stanley, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 385 31 — 31
Morgan Stanley, Receive Underlying
Reference: Ulta Beauty Monthly, Pay
Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 354 3 — 3
Morgan Stanley, Receive Underlying
Reference: Valero Energy Monthly,
Pay Variable 4.725% (SOFR + 0.40%)
Monthly, 1/20/26 259 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: VanEck Vietnam ETF
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 290 5 — 5
Morgan Stanley, Receive Underlying
Reference: Vanguard Communication
Services ETF Monthly, Pay Variable
4.725% (SOFR + 0.40%) Monthly,
1/20/26 312 17 — 17
Morgan Stanley, Receive Underlying
Reference: Vertex Pharmaceuticals
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 706 61 — 61
Morgan Stanley, Receive Underlying
Reference: Viatris Monthly, Pay Variable
4.725% (SOFR + 0.40%) Monthly,
1/20/26 502 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Zebra Technologies, Class A
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 205 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Zimmer Biomet Holdings
Monthly, Pay Variable 4.725% (SOFR +
0.40%) Monthly, 1/20/26 282 7 — 7
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 5.069%
(SOFR + 0.75%) Monthly, 1/21/26 110 (10) — (10)
Total United States 8 (468)
Total Bilateral Total Return Swaps 8 471
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Goldman Sachs, 2 Year Interest Rate
Swap, Receive Fixed 15.850% at
Maturity, Pay Variable 13.15%, (BRL
CDI) at Maturity, 1/4/27 15,917 36 — 36
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 13.15%, (BRL
CDI) at Maturity, 1/4/27 5,000 (64) 1 (65)
Goldman Sachs, 6 Year Interest Rate
Swap, Receive Fixed 14.905% at
Maturity, Pay Variable 13.15%, (BRL
CDI) at Maturity, 1/2/31 771 1 — 1
Morgan Stanley, 2 Year Interest Rate
Swap, Receive Fixed 13.968% at
Maturity, Pay Variable 13.15%, (BRL
CDI) at Maturity, 1/4/27 29,245 (54) — (54)
Total Brazil 1 (82)
Total Bilateral Interest Rate Swaps 1 (82)
Total Bilateral Swaps 62 368

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.3)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 85 (8) (18) 10
Total Australia 10
Canada (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,765 (215) (69) (146)
Total Canada (146)
Oman (0.0)%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 703 (6) 18 (24)
Total Oman (24)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 255 1 16 (15)
Total South Africa (15)
United States (0.2)%
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 420 (46) (8) (38)
Protection Bought (Relevant Credit:
Gap), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 130 (1) 21 (22)
Protection Bought (Relevant Credit:
Iron Mountain), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/27 190 (24) (23) (1)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S41, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/28 2,393 (215) (121) (94)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S42, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/29 898 (80) (49) (31)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/29 1,232 (108) (95) (13)
Protection Bought (Relevant Credit:
Newell Brands), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/29 277 10 11 (1)
Protection Bought (Relevant Credit:
NOVA Chemicals), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 183 (26) (10) (16)
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 150 (4) (3) (1)
Protection Bought (Relevant Credit:
United Airlines Holdings), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 306 (45) 1 (46)
Protection Bought (Relevant Credit:
Xerox), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 200 14 30 (16)
Total United States (279)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (454)
Credit Default Swaps, Protection Sold 0.2%
Luxembourg (0.0)%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default,
6/21/27 * 25 3 2 1
Protection Sold (Relevant Credit: SES
S.A., Baa3*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/29 * 642 (71) (45) (26)
Total Luxembourg (25)
United States 0.2%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 * 100 6 4 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/28 2,682 242 51 191
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/29 3,557 311 286 25
Protection Sold (Relevant Credit: PG&E,
Ba3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/27 * 235 25 25 —
Total United States 218
Total Centrally Cleared Credit Default Swaps,
Protection Sold 193
Interest Rate Swaps (0.0)%
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive
Fixed 3.090% Annually, Pay Variable
3.930% (6M CZK PRIBOR) Semi-
Annually, 10/3/29 1,958 (2) — (2)
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 8,787 14 — 14
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 4,394 8 — 8
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 1,794 3 — 3
Total Czech Republic 23
Foreign/Europe (0.0)%
5 Year Interest Rate Swap, Pay Fixed
2.302% Annually, Receive Variable
2.554% (6M EURIBOR) Semi-Annually,
1/7/30 1,897 — — —
30 Year Interest Rate Swap, Pay Fixed
2.590% Annually, Receive Variable
2.655% (6M EURIBOR) Semi-Annually,
6/12/54 191 (17) — (17)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
3.062% Annually, Receive Variable
3.155% (6M EURIBOR) Semi-Annually,
9/29/53 245 (43) — (43)
Total Foreign/Europe (60)
Sweden 0.0%
5 Year Interest Rate Swap, Pay Fixed
2.159% Annually, Receive Variable
2.558% (3M SEK STIBOR) Quarterly,
12/10/29 3,229 2 — 2
10 Year Interest Rate Swap, Pay Fixed
2.293% Annually, Receive Variable
2.566% (3M SEK STIBOR) Quarterly,
12/11/34 3,314 6 — 6
Total Sweden 8
United Kingdom 0.0%
2 Year Interest Rate Swap, Receive
Fixed 4.171% Annually, Pay Variable
4.703% (GBP SONIA) Annually, 1/25/27 3,871 7 — 7
2 Year Interest Rate Swap, Receive
Fixed 4.257% Annually, Pay Variable
4.726% (GBP SONIA) Annually, 11/9/26 6,725 9 — 9
2 Year Interest Rate Swap, Receive
Fixed 4.259% Annually, Pay Variable
4.723% (GBP SONIA) Annually, 11/16/26 6,884 12 — 12
Total United Kingdom 28
United States 0.0%
5 Year Interest Rate Swap, Pay Fixed
3.844% Annually, Receive Variable
4.446% (SOFR) Annually, 11/27/29 1,803 18 — 18
10 Year Interest Rate Swap, Pay Fixed
4.120% Annually, Receive Variable
4.370% (SOFR) Annually, 1/30/35 1,027 (2) — (2)
10 Year Interest Rate Swap, Pay Fixed
4.191% Annually, Receive Variable
4.357% (SOFR) Annually, 1/29/35 2,062 (15) — (15)
30 Year Interest Rate Swap, Pay Fixed
3.993% Annually, Receive Variable
4.352% (SOFR) Annually, 1/25/55 496 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
3.998% Annually, Receive Variable
4.370% (SOFR) Annually, 2/1/55 496 — — —
Total United States 1
Total Centrally Cleared Interest Rate Swaps —
Zero-Coupon Inflation Swaps 0.1%
Foreign/Europe (0.0)%
4 Year Zero-Coupon Inflation Swap
Pay Fixed 2.107% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/17/28 100 (1) — (1)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 804 (11) — (11)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 98 (2) — (2)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 798 (16) — (16)
Total Foreign/Europe (30)
United States 0.1%
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.053% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/26/25 19,950 118 — 118
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.540% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/17/25 527 1 — 1
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.570% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/17/25 531 1 — 1
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.584% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/19/25 265 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.585% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/19/25 252 — — —
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.590% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/18/25 531 1 — 1
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.595% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/25 266 — — —
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.599% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/11/25 532 1 — 1
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.605% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/19/25 265 — — —
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.635% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/20/25 265 — — —
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.346% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/26/29 4,000 40 — 40
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 266 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 2 — 2
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 118 2 — 2
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 649 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 621 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 423 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 194 2 — 2
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.605% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/11/34 150 (1) — (1)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.607% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/34 3,200 (22) — (22)
Total United States 162
Total Centrally Cleared Zero-Coupon Inflation
Swaps 132
Total Centrally Cleared Swaps (129)
Net payments (receipts) of variation margin to date 167
Variation margin receivable (payable) on centrally cleared swaps $ 38
* Credit ratings as of January 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 2/4/25 MYR 6,036 USD 1,368 $ (14)
Bank of America 2/5/25 USD 9,763 CNH 70,722 105
Bank of America 2/21/25 USD 518 GBP 422 (5)
Bank of America 3/7/25 MYR 1,437 USD 323 —
Bank of America 3/7/25 THB 9,845 USD 290 3
Bank of America 3/7/25 USD 183 MYR 812 —
Bank of America 4/11/25 IDR 862,611 USD 53 —
Bank of America 4/11/25 USD 23 IDR 377,521 —
Barclays Bank 2/21/25 EUR 315 USD 332 (5)
Barclays Bank 2/21/25 USD 1,170 GBP 928 20
Barclays Bank 3/14/25 USD 369 CNH 2,605 13
Barclays Bank 7/14/25 TRY 26,309 USD 572 67
BNP Paribas 2/4/25 MXN 46,205 USD 2,242 (14)
BNP Paribas 2/4/25 MYR 20,874 USD 4,702 (18)
BNP Paribas 2/4/25 SGD 14,532 USD 10,754 (59)
BNP Paribas 3/4/25 USD 4,707 MYR 20,874 12
BNP Paribas 3/4/25 USD 10,766 SGD 14,532 58
BNP Paribas 3/7/25 USD 26 PHP 1,494 —
BNY Mellon 2/4/25 GBP 604 USD 743 6
BNY Mellon 2/4/25 USD 7,536 SGD 10,123 85
BNY Mellon 2/21/25 EUR 315 USD 332 (5)
BNY Mellon 2/21/25 USD 303 EUR 291 1
BNY Mellon 2/21/25 USD 190 GBP 150 4
Canadian Imperial Bank
of Commerce 4/25/25 CAD 510 USD 357 (5)
Citibank 2/4/25 BRL 5,962 USD 983 36
Citibank 2/4/25 USD 1,023 BRL 5,962 4
Citibank 2/4/25 USD 3,782 THB 129,957 (78)
Citibank 2/7/25 CLP 13,434 USD 14 —
Citibank 2/7/25 UAH 1,102 USD 26 —
Citibank 2/14/25 USD 75 PLN 310 (1)
Citibank 2/21/25 USD 204 RSD 22,153 8
Citibank 3/6/25 BRL 229 USD 37 2
Citibank 3/7/25 USD 606 COP 2,691,893 (31)
Citibank 3/7/25 USD 27 THB 898 —
Citibank 3/12/25 EGP 7,824 USD 146 7
Citibank 3/18/25 EGP 1,496 USD 27 3
Citibank 3/26/25 EGP 2,842 USD 53 2
Citibank 3/27/25 EGP 5,191 USD 95 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 4/11/25 KES 5,297 USD 40 $ —
Citibank 4/11/25 KZT 20,363 USD 40 (1)
Citibank 4/17/25 ILS 483 USD 135 1
Citibank 4/17/25 USD 157 RSD 17,934 (2)
Citibank 7/17/25 ZMW 783 USD 27 —
Deutsche Bank 2/4/25 IDR 91,059,371 USD 5,700 (115)
Deutsche Bank 2/4/25 INR 870,890 USD 10,052 —
Deutsche Bank 2/4/25 JPY 584,911 USD 3,768 5
Deutsche Bank 2/4/25 KRW 7,969,819 USD 5,549 (65)
Deutsche Bank 2/4/25 MXN 17,477 USD 851 (8)
Deutsche Bank 2/4/25 USD 5,582 IDR 91,059,371 (3)
Deutsche Bank 2/4/25 USD 10,070 INR 870,890 19
Deutsche Bank 2/4/25 USD 2,420 JPY 365,112 65
Deutsche Bank 2/4/25 USD 5,485 KRW 7,969,819 1
Deutsche Bank 2/4/25 USD 768 NZD 1,364 (2)
Deutsche Bank 2/4/25 USD 2,695 PHP 157,978 (11)
Deutsche Bank 2/5/25 CNH 78,696 USD 10,813 (65)
Deutsche Bank 2/7/25 USD 164 CLP 155,126 6
Deutsche Bank 2/14/25 PLN 1,156 USD 283 1
Deutsche Bank 2/21/25 USD 92 AUD 142 3
Deutsche Bank 2/21/25 USD 2,256 EUR 2,130 44
Deutsche Bank 3/4/25 INR 870,890 USD 10,046 (18)
Deutsche Bank 3/4/25 NZD 1,365 USD 768 2
Deutsche Bank 3/4/25 PHP 157,978 USD 2,693 9
Deutsche Bank 3/4/25 USD 10,831 CNH 78,696 71
Deutsche Bank 3/4/25 USD 3,780 JPY 584,911 (5)
Deutsche Bank 3/5/25 USD 5,556 KRW 7,969,819 79
Deutsche Bank 3/14/25 CNH 4,107 USD 581 (19)
Deutsche Bank 4/17/25 CZK 7,398 USD 308 (3)
Goldman Sachs 2/4/25 TWD 91,724 USD 2,795 5
Goldman Sachs 2/4/25 USD 2,803 TWD 91,723 3
Goldman Sachs 2/5/25 USD 1,644 CNH 11,949 12
Goldman Sachs 2/7/25 CLP 138,613 USD 145 (3)
Goldman Sachs 2/7/25 USD 142 CLP 138,613 1
Goldman Sachs 2/21/25 AUD 926 USD 574 1
Goldman Sachs 2/21/25 EUR 684 USD 712 (1)
Goldman Sachs 2/21/25 USD 524 AUD 803 25
Goldman Sachs 2/21/25 USD 233 GBP 185 4
Goldman Sachs 3/4/25 USD 2,797 TWD 91,723 12

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 3/6/25 BRL 2,343 USD 388 $ 10
Goldman Sachs 3/6/25 USD 1,371 BRL 8,146 (11)
Goldman Sachs 3/7/25 USD 463 THB 16,002 (13)
Goldman Sachs 4/11/25 IDR 1,725,222 USD 106 (1)
Goldman Sachs 4/11/25 USD 46 IDR 755,042 —
Goldman Sachs 4/11/25 USD 384 INR 33,320 2
Goldman Sachs 4/24/25 USD 63 NZD 111 —
Goldman Sachs 4/24/25 USD 150 NZD 267 (1)
HSBC Bank 2/4/25 ILS 6,691 USD 1,850 20
HSBC Bank 2/4/25 USD 1,952 GBP 1,539 44
HSBC Bank 2/4/25 USD 4,889 MYR 21,746 9
HSBC Bank 2/4/25 USD 1,358 PHP 79,303 —
HSBC Bank 2/4/25 USD 1,228 THB 41,359 (1)
HSBC Bank 2/21/25 AUD 20 USD 13 —
HSBC Bank 3/7/25 MYR 3,722 USD 838 —
HSBC Bank 3/7/25 USD 299 MYR 1,331 —
HSBC Bank 3/14/25 USD 188 CNH 1,325 7
JPMorgan Chase 2/4/25 BRL 6,527 USD 1,120 (4)
JPMorgan Chase 2/4/25 IDR 62,917,722 USD 3,857 2
JPMorgan Chase 2/4/25 ILS 3,881 USD 1,082 3
JPMorgan Chase 2/4/25 INR 66,637 USD 788 (19)
JPMorgan Chase 2/4/25 USD 1,072 BRL 6,527 (43)
JPMorgan Chase 2/4/25 USD 829 HUF 324,133 5
JPMorgan Chase 2/4/25 USD 3,852 IDR 62,917,722 (7)
JPMorgan Chase 2/4/25 USD 769 INR 66,637 —
JPMorgan Chase 2/4/25 USD 1,152 MYR 5,164 (7)
JPMorgan Chase 2/4/25 USD 696 NOK 7,927 (4)
JPMorgan Chase 2/14/25 PLN 537 USD 133 (1)
JPMorgan Chase 2/14/25 USD 210 PLN 846 2
JPMorgan Chase 2/21/25 EUR 268 USD 282 (5)
JPMorgan Chase 2/21/25 USD 273 EUR 258 5
JPMorgan Chase 3/4/25 EGP 4,400 USD 85 1
JPMorgan Chase 3/4/25 IDR 62,917,722 USD 3,846 6
JPMorgan Chase 3/6/25 BRL 225 USD 36 2
JPMorgan Chase 3/7/25 USD 144 MYR 647 (2)
JPMorgan Chase 3/14/25 CNH 8,316 USD 1,202 (64)
JPMorgan Chase 4/17/25 HUF 101,830 USD 253 5
JPMorgan Chase 4/17/25 USD 312 CZK 7,688 (5)
JPMorgan Chase 4/17/25 ZAR 5,033 USD 263 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 2/4/25 COP 7,589,065 USD 1,760 $ 44
Morgan Stanley 2/4/25 TWD 91,724 USD 2,803 (3)
Morgan Stanley 2/4/25 USD 1,814 COP 7,589,065 10
Morgan Stanley 2/4/25 USD 1,452 JPY 219,799 34
Morgan Stanley 2/4/25 USD 1,346 SGD 1,810 14
Morgan Stanley 2/4/25 USD 2,842 TWD 91,723 42
Morgan Stanley 2/4/25 ZAR 87,829 USD 4,824 (124)
Morgan Stanley 2/21/25 EUR 18 USD 18 —
Morgan Stanley 3/7/25 USD 141 THB 4,884 (4)
RBC Dominion
Securities 2/4/25 CLP 1,147,336 USD 1,157 13
RBC Dominion
Securities 2/4/25 COP 17,102,609 USD 4,088 (23)
RBC Dominion
Securities 2/4/25 EUR 1,512 USD 1,567 1
RBC Dominion
Securities 2/4/25 IDR 10,225,173 USD 627 —
RBC Dominion
Securities 2/4/25 PEN 5,645 USD 1,513 3
RBC Dominion
Securities 2/4/25 PEN 5,645 USD 1,516 —
RBC Dominion
Securities 2/4/25 PHP 50,542 USD 854 12
RBC Dominion
Securities 2/4/25 USD 1,166 CLP 1,147,336 (4)
RBC Dominion
Securities 2/4/25 USD 4,066 COP 17,102,609 1
RBC Dominion
Securities 2/4/25 USD 1,571 EUR 1,511 3
RBC Dominion
Securities 2/4/25 USD 639 IDR 10,225,173 12
RBC Dominion
Securities 2/4/25 USD 3,083 MXN 63,682 12
RBC Dominion
Securities 2/4/25 USD 1,516 PEN 5,645 —
RBC Dominion
Securities 2/4/25 USD 1,506 PEN 5,645 (10)
RBC Dominion
Securities 3/4/25 COP 17,102,609 USD 4,050 —
RBC Dominion
Securities 3/4/25 EUR 1,512 USD 1,573 (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 3/4/25 MXN 63,682 USD 3,072 $ (14)
RBC Dominion
Securities 3/4/25 PEN 5,645 USD 1,505 10
RBC Dominion
Securities 3/4/25 USD 1,157 CLP 1,147,336 (12)
RBC Dominion
Securities 3/14/25 USD 60 CNH 421 3
RBC Dominion
Securities 4/11/25 USD 255 IDR 4,210,413 (2)
RBC Dominion
Securities 4/11/25 USD 117 PEN 444 (2)
Societe Generale 2/5/25 USD 726 CNH 5,279 5
Societe Generale 4/11/25 KZT 145,120 USD 268 7
Standard Chartered 2/3/25 CAD 1,570 USD 1,093 (13)
Standard Chartered 2/3/25 USD 1,084 CAD 1,569 4
Standard Chartered 2/4/25 INR 536,955 USD 6,350 (152)
Standard Chartered 2/4/25 USD 6,197 INR 536,955 —
Standard Chartered 2/4/25 USD 1,859 PHP 109,845 (22)
Standard Chartered 2/21/25 USD 307 EUR 290 6
Standard Chartered 3/3/25 CAD 1,570 USD 1,085 (4)
Standard Chartered 3/7/25 THB 24,861 USD 727 13
Standard Chartered 3/7/25 USD 587 PHP 34,604 (5)
State Street 2/4/25 AUD 1,461 USD 916 (8)
State Street 2/4/25 GBP 935 USD 1,163 (4)
State Street 2/4/25 IDR 17,916,476 USD 1,098 1
State Street 2/4/25 ILS 1,191 USD 333 —
State Street 2/4/25 NOK 2,728 USD 241 —
State Street 2/4/25 PHP 109,813 USD 1,870 11
State Street 2/4/25 PHP 186,771 USD 3,214 (15)
State Street 2/4/25 PLN 5,752 USD 1,408 7
State Street 2/4/25 SEK 4,435 USD 408 (8)
State Street 2/4/25 THB 48,407 USD 1,418 19
State Street 2/4/25 TRY 219,387 USD 5,992 107
State Street 2/4/25 USD 896 AUD 1,381 37
State Street 2/4/25 USD 50 AUD 80 —
State Street 2/4/25 USD 5,230 CHF 4,574 205
State Street 2/4/25 USD 4,956 CZK 118,438 78
State Street 2/4/25 USD 363 CZK 8,899 (4)
State Street 2/4/25 USD 302 HUF 118,434 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 2/4/25 USD 1,126 IDR 17,916,476 $ 27
State Street 2/4/25 USD 3,234 ILS 11,762 (54)
State Street 2/4/25 USD 766 PLN 3,141 (6)
State Street 2/4/25 USD 1,642 SEK 18,077 12
State Street 2/4/25 USD 1,918 SGD 2,599 5
State Street 2/4/25 USD 1,783 ZAR 33,237 5
State Street 2/5/25 CNH 9,254 USD 1,262 2
State Street 2/21/25 EUR 420 USD 445 (9)
State Street 2/21/25 GBP 422 USD 538 (14)
State Street 2/21/25 USD 53 EUR 50 1
State Street 3/4/25 AUD 80 USD 49 —
State Street 3/4/25 USD 374 GBP 301 1
State Street 3/4/25 USD 1,438 IDR 23,376,177 7
State Street 3/4/25 USD 333 ILS 1,190 —
State Street 3/4/25 USD 241 NOK 2,728 —
State Street 3/6/25 BRL 6,369 USD 1,070 11
State Street 3/6/25 USD 339 BRL 2,107 (18)
State Street 3/13/25 MXN 7,768 USD 380 (8)
State Street 3/13/25 USD 372 MXN 7,768 —
State Street 4/16/25 USD 1,229 MXN 25,437 16
State Street 4/24/25 USD 44 NZD 77 —
State Street 4/24/25 USD 69 NZD 124 —
State Street 4/25/25 CAD 20 USD 14 —
State Street 4/25/25 USD 234 CAD 336 2
State Street 4/25/25 USD 558 JPY 86,151 (3)
Toronto-Dominion Bank 2/4/25 CHF 4,574 USD 5,022 3
Toronto-Dominion Bank 2/4/25 CZK 127,337 USD 5,249 (5)
Toronto-Dominion Bank 2/4/25 HUF 442,567 USD 1,123 2
Toronto-Dominion Bank 2/4/25 SEK 13,642 USD 1,233 (2)
Toronto-Dominion Bank 2/4/25 USD 641 PLN 2,611 (1)
Toronto-Dominion Bank 2/4/25 USD 6,113 TRY 219,387 14
Toronto-Dominion Bank 2/21/25 GBP 300 USD 377 (5)
Toronto-Dominion Bank 2/21/25 USD 576 EUR 549 6
Toronto-Dominion Bank 3/4/25 PLN 2,611 USD 641 1
Toronto-Dominion Bank 3/4/25 TRY 219,387 USD 5,966 (16)
Toronto-Dominion Bank 3/4/25 USD 5,038 CHF 4,574 (3)
Toronto-Dominion Bank 3/4/25 USD 5,252 CZK 127,337 4
Toronto-Dominion Bank 3/4/25 USD 1,121 HUF 442,567 (2)
Toronto-Dominion Bank 3/4/25 USD 1,235 SEK 13,642 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Toronto-Dominion Bank 4/18/25 TRY 6,350 USD 166 $ —
Toronto-Dominion Bank 4/25/25 USD 328 CAD 470 4
UBS Investment Bank 2/4/25 INR 267,298 USD 3,146 (61)
UBS Investment Bank 2/4/25 KRW 7,969,819 USD 5,485 (1)
UBS Investment Bank 2/4/25 NOK 5,199 USD 469 (10)
UBS Investment Bank 2/4/25 NZD 1,365 USD 799 (29)
UBS Investment Bank 2/4/25 THB 122,909 USD 3,628 22
UBS Investment Bank 2/4/25 USD 3,085 INR 267,298 —
UBS Investment Bank 2/4/25 USD 5,724 KRW 7,969,819 240
UBS Investment Bank 2/4/25 USD 2,907 ZAR 54,592 (14)
UBS Investment Bank 2/7/25 CLP 397,996 USD 403 3
UBS Investment Bank 2/14/25 PLN 550 USD 136 (1)
UBS Investment Bank 2/21/25 USD 169 EUR 160 3
UBS Investment Bank 3/4/25 USD 3,634 THB 122,909 (23)
UBS Investment Bank 3/4/25 ZAR 54,592 USD 2,900 14
UBS Investment Bank 3/6/25 USD 1,587 BRL 9,694 (57)
UBS Investment Bank 3/7/25 USD 459 THB 15,938 (15)
UBS Investment Bank 3/14/25 USD 563 CNH 3,965 20
UBS Investment Bank 3/14/25 USD 559 CNH 4,107 (2)
UBS Investment Bank 4/11/25 IDR 2,199,662 USD 135 (1)
UBS Investment Bank 4/11/25 USD 59 IDR 962,681 —
UBS Investment Bank 4/24/25 USD 712 NZD 1,266 (3)
UBS Investment Bank 5/9/25 USD 402 CLP 397,996 (3)
Wells Fargo 2/4/25 BRL 21,375 USD 3,651 3
Wells Fargo 2/4/25 BRL 20,810 USD 3,569 (13)
Wells Fargo 2/4/25 CLP 1,147,336 USD 1,166 4
Wells Fargo 2/4/25 COP 9,513,544 USD 2,147 114
Wells Fargo 2/4/25 USD 3,666 BRL 21,375 13
Wells Fargo 2/4/25 USD 3,534 BRL 20,810 (22)
Wells Fargo 2/4/25 USD 1,172 CLP 1,147,336 3
Wells Fargo 2/4/25 USD 2,274 COP 9,513,544 13
Wells Fargo 2/7/25 USD 253 CLP 256,304 (8)
Wells Fargo 3/6/25 BRL 20,810 USD 3,516 15
Wells Fargo 4/11/25 USD 442 PEN 1,668 (5)
Wells Fargo 4/16/25 USD 424 MXN 8,944 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 647

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 24 CAC40 Index contracts 2/25 1,983 $ 127
Long, 20 Hang Seng Index contracts 2/25 2,608 53
Long, 471 OMX Swedish Index contracts 2/25 11,358 598
Short, 23 DAX Performance Index contracts 3/25 (13,013) (729)
Long, 34 Euro BOBL contracts 3/25 4,142 7
Long, 43 Euro BTP contracts 3/25 5,346 55
Long, 61 Euro BUND contracts 3/25 8,386 77
Long, 139 Euro OAT contracts 3/25 17,791 (259)
Short, 387 Euro SCHATZ contracts 3/25 (42,883) 195
Short, 126 Euro STOXX contracts 3/25 (6,916) (333)
Short, 288 FTSE 100 Index contracts 3/25 (30,928) (1,348)
Long, 4 FTSE MIB Index contracts 3/25 760 31
Short, 143 Government of Canada ten year bond
contracts 3/25 (12,194) (139)
Long, 256 Mini ten year JGB contracts 3/25 23,231 (212)
Short, 76 MSCI World Index contracts 3/25 (9,375) (42)
Long, 6 Republic of South Korea ten year bond
contracts 3/25 488 (5)
Short, 15 S&P 500 E-Mini Index Communication
Services Sector contracts 3/25 (2,018) (6)
Short, 2 S&P 500 E-Mini Index Consumer
Discretionary Sector contracts 3/25 (472) 4
Long, 106 S&P 500 E-Mini Index Consumer
Staples Sector contracts 3/25 8,495 (283)
Long, 22 S&P 500 E-Mini Index contracts 3/25 6,674 39
Short, 4 S&P 500 E-Mini Index Energy Sector
contracts 3/25 (369) 10
Long, 6 S&P 500 E-Mini Index Financial Sector
contracts 3/25 956 (9)
Long, 80 S&P 500 E-Mini Index Health Care
Sector contracts 3/25 11,924 368
Long, 2 S&P 500 E-Mini Index Materials Sector
contracts 3/25 189 (1)
Short, 50 S&P 500 E-Mini Index Real Estate Select
Sector contracts 3/25 (2,548) 78
Short, 16 S&P 500 E-Mini Index Technology Sector
contracts 3/25 (3,741) 23
Short, 271 S&P 500 Micro E-Mini Index contracts 3/25 (8,221) (71)
Long, 21 S&P/ASX 200 Index contracts 3/25 2,777 70
Short, 58 S&P/TSX 60 Index contracts 3/25 (12,311) (172)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS (CONTINUED)
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 70 TOPIX Index contracts 3/25 12,597 $ 166
Short, 199 TOPIX Mini Index contracts 3/25 (3,581) (58)
Long, 12 U.K. Gilt ten year contracts 3/25 1,380 8
Long, 28 U.S. Treasury Notes five year contracts 3/25 2,979 (6)
Long, 28 U.S. Treasury Notes ten year contracts 3/25 3,048 (8)
Short, 101 U.S. Treasury Notes two year contracts 3/25 (20,768) (20)
Net payments (receipts) of variation margin to date 1,837
Variation margin receivable (payable) on open futures contracts $ 45

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 1,122++
Totals $ —# $ — $ 1,122+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 95,436  ¤  ¤ $ 98,934
Total $ 98,934^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $1,122 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $98,934.

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Multi-Strategy Total Return Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Multi-Strategy Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 114,789 $ — $ 114,789
Bank Loans — 30,324 1,503 31,827
Common Stocks 28,478 16,435 215 45,128
Convertible Bonds — 3,832 2 3,834
Convertible Preferred Stocks 544 — 523 1,067
Non-U.S. Government
Mortgage-Backed Securities — 1,703 93 1,796
Preferred Stocks — 629 298 927
Private Investment Company
2
— — — 84
Short-Term Investments 94,735 10,035 — 104,770
Securities Lending Collateral 4,199 — — 4,199
Options Purchased 5 556 — 561
Total Securities 127,961 178,303 2,634 308,982
Swaps* — 5,695 — 5,695
Forward Currency Exchange
Contracts — 2,244 — 2,244
Futures Contracts* 1,909 — — 1,909
Total $ 129,870 $ 186,242 $ 2,634 $ 318,830
Liabilities
Options Written $ — $ 381 $ — $ 381
Swaps* — 5,394 — 5,394
Forward Currency Exchange
Contracts — 1,597 — 1,597
Futures Contracts* 3,701 — — 3,701
Total $ 3,701 $ 7,372 $ — $ 11,073

T. ROWE PRICE Multi-Strategy Total Return Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1112-054Q1 01/25
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities, U.S. Government & Agency Mortgage- Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.